UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

Community Capital Trust

(Exact name of registrant as specified in charter)

2500 Weston Road

Suite 101

Weston, Florida 33331

(Address of principal executive offices)

Michael P. Malloy, Esquire

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-3573

Date of fiscal year end: May 31, 2018

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 71.51%
FGLMC Multifamily - 0.24%
Pool KF36, 1.96%, VAR LIBOR USD 1 Month+0.340%, 08/25/2024	$5,020,897	$5,029,447

FGLMC Single Family - 6.89%
Pool Q16506, 3.00%, 02/01/2043	46,163	44,906
Pool Q40627, 3.00%, 05/01/2046	5,766,747	5,596,536
Pool Q41877, 3.00%, 07/01/2046	5,770,367	5,600,045
Pool Q43158, 3.00%, 09/01/2046	2,335,415	2,266,482
Pool Q44344, 3.00%, 11/01/2046	807,398	783,483
Pool Q44395, 3.00%, 11/01/2046	2,931,931	2,845,390
Pool Q45623, 3.00%, 01/01/2047	5,094,383	4,944,332
Pool Q07121, 3.50%, 04/01/2042	350,053	350,129
Pool Q07398, 3.50%, 04/01/2042	125,940	126,451
Pool Q37430, 3.50%, 11/01/2045	2,694,719	2,697,026
Pool Q38376, 3.50%, 01/01/2046	3,828,048	3,832,131
Pool Q39359, 3.50%, 03/01/2046	5,556,364	5,561,121
Pool Q40641, 3.50%, 05/01/2046	3,181,105	3,184,496
Pool Q45628, 3.50%, 01/01/2047	5,908,334	5,913,397
Pool Q47221, 3.50%, 03/01/2047	1,433,626	1,433,610
Pool Q48279, 3.50%, 05/01/2047	1,692,724	1,694,126
Pool Q49035, 3.50%, 06/01/2047	2,613,433	2,615,597
Pool Q49605, 3.50%, 07/01/2047	1,138,086	1,139,028
Pool Q50514, 3.50%, 08/01/2047	165,001	165,000
Pool Q50393, 3.50%, 09/01/2047	3,915,971	3,915,928
Pool Q50943, 3.50%, 09/01/2047	2,390,629	2,392,192
Pool Q51685, 3.50%, 10/01/2047	3,632,471	3,632,431
Pool V83539, 3.50%, 10/01/2047	2,987,005	2,990,375
Pool Q52610, 3.50%, 11/01/2047	3,391,606	3,393,895
Pool V83815, 3.50%, 12/01/2047	1,495,326	1,496,608
Pool Q53325, 3.50%, 01/01/2048	2,762,070	2,764,533
Pool Q54511, 3.50%, 02/01/2048	3,310,864	3,310,828
Pool Q54585, 3.50%, 02/01/2048	5,275,425	5,275,367
Pool A95574, 4.00%, 12/01/2040	179,842	185,625
Pool A97097, 4.00%, 02/01/2041	74,006	75,871
Pool A97712, 4.00%, 03/01/2041	444,048	458,331
Pool Q03658, 4.00%, 10/01/2041	475,725	489,414
Pool Q04226, 4.00%, 10/01/2041	308,576	316,353
Pool Q39374, 4.00%, 03/01/2046	85,138	87,365
Pool Q47223, 4.00%, 03/01/2047	2,165,512	2,224,929
Pool Q47775, 4.00%, 04/01/2047	1,654,089	1,700,233
Pool Q48287, 4.00%, 05/01/2047	4,285,981	4,398,595
Pool Q48819, 4.00%, 06/01/2047	3,366,832	3,460,975
Pool Q49040, 4.00%, 06/01/2047	6,490,092	6,668,169
Pool Q49606, 4.00%, 07/01/2047	5,177,777	5,319,851
Pool Q49898, 4.00%, 08/01/2047	2,209,701	2,267,879
Pool Q50396, 4.00%, 08/01/2047	172,522	177,003
Pool Q50397, 4.00%, 08/01/2047	4,448,191	4,570,700
Pool Q50951, 4.00%, 09/01/2047	4,086,728	4,199,495
Pool Q51686, 4.00%, 10/01/2047	3,002,755	3,081,894
Pool V83540, 4.00%, 10/01/2047	2,467,651	2,536,400
Pool Q01597, 4.00%, 01/01/2048	1,707,329	1,752,346
Pool Q53883, 4.00%, 01/01/2048	1,169,115	1,201,859
Pool Q54586, 4.00%, 02/01/2048	6,222,972	6,394,761
Pool A91363, 4.50%, 03/01/2040	306,951	322,944
Pool A91756, 4.50%, 03/01/2040	318,628	335,037
Pool A92905, 4.50%, 06/01/2040	136,024	142,511
Pool A93467, 4.50%, 08/01/2040	294,601	310,130
Pool Q01597, 4.50%, 05/01/2041	303,370	317,866
Pool Q02377, 4.50%, 07/01/2041	169,913	178,039
Pool Q47624, 4.50%, 04/01/2047	1,269,326	1,338,155
Pool Q48294, 4.50%, 05/01/2047	1,351,309	1,424,585
Pool Q49044, 4.50%, 07/01/2047	2,707,822	2,851,615
Pool Q49608, 4.50%, 07/01/2047	1,171,526	1,235,055
Pool Q49902, 4.50%, 08/01/2047	423,023	445,962
Pool A68734, 5.00%, 07/01/2037	20,090	21,493
Pool A91364, 5.00%, 03/01/2040	419,859	451,475
Pool A91757, 5.00%, 04/01/2040	55,296	59,157
Pool A92906, 5.00%, 07/01/2040	312,540	335,236
Pool A56707, 5.50%, 01/01/2037	69,311	75,150
Pool A58653, 5.50%, 03/01/2037	111,827	121,249
Pool A68746, 5.50%, 10/01/2037	146,136	158,447

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
Pool A76192, 5.50%, 04/01/2038	$299,755	$325,009
Pool A76444, 5.50%, 04/01/2038	114,268	123,894
Pool A78742, 5.50%, 06/01/2038	984,484	1,075,240
Pool G06072, 6.00%, 06/01/2038	538,623	603,864
Pool G06073, 6.50%, 10/01/2037	897,514	1,029,604
		144,815,208

FHA Project Loans - 0.47%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,945,828	3,014,118
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,619,965	5,862,635
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	600,147	625,260
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	241,265	240,369
Pool Reilly, 7.43%, 08/25/2021 (a) (b)	65,770	65,571
		9,807,953

FNMA Multifamily - 11.93%
Pool AN1342, 1.11%, VAR ICE LIBOR USD 1 Month+0.670%, 05/01/2026	750,000	748,467
Pool AM6550, 1.21%, 01/01/2019	102,012	101,297
Pool AM8728, 1.67%, VAR ICE LIBOR USD 1 Month+0.300%, 05/01/2025	2,830,837	2,826,423
Pool AM2208, 1.81%, 01/01/2020	676,886	665,842
Pool AM4701, 1.86%, VAR LIBOR USD 1 Month+0.490%, 11/01/2023	3,725,187	3,719,348
Pool AN2159, 2.06%, 12/01/2022	1,465,478	1,444,997
Pool AN3157, 2.25%, 10/01/2026	4,480,000	4,192,841
Pool 471510, 2.29%, 06/01/2019	223,904	222,918
Pool AM2024, 2.30%, 01/01/2023	990,312	960,340
Pool AN1684, 2.30%, 06/01/2023	2,729,834	2,637,879
Pool AM2274, 2.31%, 01/01/2023	226,854	220,455
Pool AM1114, 2.34%, 11/01/2022	1,124,143	1,089,326
Pool AN4892, 2.35%, 01/01/2022	2,200,000	2,151,046
Pool AM1718, 2.46%, 02/01/2023	911,294	889,905
Pool AM2198, 2.48%, 01/01/2023	101,785	99,468
Pool AN3584, 2.53%, 11/01/2028	1,000,000	931,645
Pool AN1381, 2.56%, 08/01/2026	943,070	906,693
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,147,985
Pool AM8016, 2.60%, 02/01/2022	2,157,236	2,127,693
Pool AM8148, 2.68%, 03/01/2027	3,000,000	2,880,797
Pool AN1428, 2.69%, 04/01/2026	604,979	588,174
Pool AN0668, 2.75%, 10/01/2021	5,050,885	5,026,855
Pool AN0761, 2.75%, 10/01/2021	2,807,272	2,794,233
Pool AN0777, 2.75%, 11/01/2021	5,717,225	5,689,576
Pool AM9007, 2.78%, 05/01/2025	499,736	491,496
Pool AN0454, 2.80%, 02/01/2026	1,180,586	1,156,812
Pool AM8561, 2.82%, 04/01/2025	4,273,705	4,222,267
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,387,683
Pool AN0876, 2.85%, 02/01/2026	1,448,331	1,424,281
Pool AN6116, 2.85%, 07/01/2027	674,677	655,625
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,160,404
Pool 471460, 2.88%, 06/01/2022	901,229	899,989
Pool AN0350, 2.88%, 12/01/2025	1,157,812	1,141,052
Pool AM7627, 2.95%, 01/01/2025	2,985,024	2,954,057
Pool AN6823, 2.95%, 09/01/2029	6,964,000	6,689,243
Pool 471372, 2.96%, 05/01/2022	358,840	359,451
Pool AN5781, 2.96%, 06/01/2029	395,731	381,506
Pool AM9592, 2.97%, 01/01/2023	1,772,849	1,763,001
Pool AN8458, 2.97%, 02/01/2025	5,000,000	4,957,682
Pool AN5536, 2.97%, 05/01/2027	4,177,562	4,098,245
Pool AN6926, 3.00%, 11/01/2032	1,294,688	1,240,045
Pool AN0915, 3.01%, 02/01/2026	1,175,866	1,167,766
Pool AN7354, 3.03%, 11/01/2027	2,764,690	2,714,769
Pool AM7831, 3.04%, 01/01/2025	1,937,021	1,933,887
Pool AN3838, 3.05%, 01/01/2022	492,712	494,671
Pool 470211, 3.06%, 12/01/2021	1,096,639	1,102,878
Pool AN5273, 3.06%, 05/01/2027	415,000	409,732
Pool AN6579, 3.06%, 09/01/2027	1,516,831	1,490,451
Pool AN5758, 3.09%, 06/01/2027	1,563,272	1,540,541
Pool AN6094, 3.11%, 07/01/2032	2,877,711	2,789,913
Pool AM9429, 3.12%, 07/01/2025	1,435,342	1,437,402
Pool AN4301, 3.15%, 01/01/2027	1,000,000	994,189
Pool AN8567, 3.15%, 03/01/2028	11,112,392	11,007,636
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,164,835
Pool Thorndale, 3.19%, 02/28/2028 (a) (b)	3,000,000	2,961,361

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
Pool AN6262, 3.20%, 08/01/2027	$530,598	$529,260
Pool AN6232, 3.20%, 08/01/2029	4,480,000	4,412,012
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,243,602
Pool AN4133, 3.21%, 01/01/2033	245,433	238,234
Pool AM8227, 3.21%, 03/01/2033	95,328	92,365
Pool AM9393, 3.23%, 07/01/2025	3,839,203	3,868,247
Pool AN5792, 3.30%, 04/01/2034	946,982	911,272
Pool AM9780, 3.31%, 03/01/2031	1,460,280	1,436,639
Pool Springfield, 3.33%, 03/28/2028 (a) (b)	3,000,000	3,007,095
Pool AM6620, 3.34%, 08/01/2024	1,274,511	1,287,675
Pool AN4425, 3.34%, 01/01/2032	3,000,000	2,933,612
Pool AN4505, 3.36%, 02/01/2032	1,000,000	994,862
Pool 470414, 3.37%, 01/01/2022	225,898	225,449
Pool AM3973, 3.37%, 07/01/2023	3,385,432	3,431,357
Pool AN4770, 3.38%, 03/01/2027	4,340,686	4,389,264
Pool AN4978, 3.39%, 03/01/2033	13,250,000	12,892,685
Pool AM9489, 3.40%, 07/01/2030	4,847,110	4,794,873
Pool AN5418, 3.40%, 05/01/2033	750,000	728,352
Pool AM5883, 3.41%, 05/01/2024	1,315,392	1,339,584
Pool AM5986, 3.44%, 06/01/2026	600,000	609,783
Pool AN4404, 3.45%, 01/01/2027	2,677,711	2,702,590
Pool AN0092, 3.45%, 11/01/2032	3,664,177	3,644,549
Pool 469683, 3.54%, 11/01/2021	1,568,975	1,603,358
Pool AM6060, 3.55%, 06/01/2029	1,889,061	1,914,439
Pool AM4667, 3.69%, 11/01/2023	1,131,684	1,166,282
Pool AN4782, 3.69%, 02/01/2037	1,676,240	1,659,817
Pool AN1108, 3.76%, 03/01/2046	290,771	286,106
Pool AN0582, 3.78%, 01/01/2031	412,254	425,801
Pool AN4171, 3.79%, 01/01/2035	836,916	863,882
Pool 469075, 3.82%, 09/01/2021	677,569	698,148
Pool AM9376, 3.83%, 07/01/2045	481,510	480,896
Pool 466973, 3.85%, 01/01/2021	2,067,153	2,122,779
Pool 469094, 3.90%, 09/01/2026	166,587	169,203
Pool 468980, 3.95%, 09/01/2021	719,680	743,125
Pool AN0360, 3.95%, 12/01/2045	4,500,000	4,619,445
Pool 468263, 3.98%, 06/01/2021	3,591,222	3,704,827
Pool AM2974, 4.10%, 04/01/2043	914,020	934,910
Pool AN4676, 4.10%, 03/01/2047	1,331,912	1,364,622
Pool AM5197, 4.20%, 01/01/2030	3,200,790	3,388,425
Pool 465435, 4.22%, 07/01/2020	423,492	436,357
Pool 467899, 4.23%, 04/01/2021	424,705	440,677
Pool 467460, 4.33%, 04/01/2021	716,937	745,920
Pool 463873, 4.38%, 11/01/2019	383,681	394,208
Pool 467315, 4.46%, 02/01/2021	364,986	378,683
Pool 467732, 4.57%, 04/01/2021	269,312	269,909
Pool 469625, 4.68%, 11/01/2041	2,336,379	2,423,376
Pool 468251, 4.76%, 06/01/2026	574,784	613,627
Pool 464133, 4.85%, 01/01/2025	1,960,034	2,076,566
Pool 387517, 5.02%, 08/01/2020	582,168	603,214
Pool 466907, 5.13%, 03/01/2026	382,699	413,812
Pool 387215, 5.19%, 01/01/2023	416,986	437,024
Pool 465394, 5.20%, 03/01/2026	515,021	550,152
Pool 463895, 5.25%, 10/01/2025	355,076	400,712
Pool 958081, 5.36%, 01/01/2019	656,399	662,748
Pool 464523, 5.51%, 07/01/2024	1,017,352	1,117,384
Pool 874487, 5.52%, 05/01/2025	476,695	525,651
Pool 873550, 5.55%, 04/01/2024	217,916	236,525
Pool 463000, 5.58%, 08/01/2021	1,211,455	1,287,950
Pool 467505, 5.66%, 03/01/2023	794,153	871,371
Pool 874481, 5.75%, 04/01/2022	3,332,181	3,520,948
Pool 465990, 5.94%, 07/01/2027	449,679	496,266
Pool 387005, 5.95%, 06/01/2022	330,330	340,780
Pool 873949, 5.95%, 09/01/2024	1,201,666	1,277,137
Pool 463839, 5.96%, 11/01/2027	636,704	704,518
Pool 873679, 6.10%, 06/01/2024	421,821	456,522
Pool 467914, 6.10%, 04/01/2041	507,442	586,849
Pool 463997, 6.12%, 12/01/2027	937,765	1,063,594
Pool 958614, 6.22%, 04/01/2027	351,508	386,641
Pool 464836, 6.23%, 03/01/2028	1,649,194	1,776,543
Pool 465260, 6.33%, 06/01/2028	1,493,750	1,725,500
Pool 464254, 6.34%, 11/01/2027	2,479,643	2,845,693
Pool 464969, 6.34%, 04/01/2028	2,521,075	2,913,909
Pool 464890, 6.37%, 04/01/2028	1,427,662	1,643,710

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
Pool 874736, 6.43%, 10/01/2025	$428,072	$475,962
Pool 464632, 6.50%, 02/01/2028	468,649	531,694
Pool 465588, 6.55%, 07/01/2028	568,829	652,338
Pool 466756, 6.59%, 12/01/2028	1,734,486	2,022,277
Pool 464573, 6.72%, 02/01/2040	2,209,010	2,468,724
Pool 466595, 6.78%, 11/01/2025	3,576,314	4,046,954
Pool 469854, 8.26%, 12/01/2026	1,579,401	1,795,827
		250,734,751

FNMA Single Family - 21.90%
Pool AB6333, 3.00%, 09/01/2042	802,675	784,169
Pool AP7482, 3.00%, 09/01/2042	131,642	128,607
Pool AP9712, 3.00%, 09/01/2042	439,971	429,827
Pool AB7486, 3.00%, 12/01/2042	1,167,670	1,139,840
Pool AR5591, 3.00%, 01/01/2043	81,870	79,982
Pool AB8571, 3.00%, 02/01/2043	1,421,999	1,389,214
Pool AT1983, 3.00%, 04/01/2043	866,598	845,944
Pool AB9496, 3.00%, 05/01/2043	89,458	87,395
Pool AR6415, 3.00%, 05/01/2043	429,781	419,648
Pool AT0343, 3.00%, 05/01/2043	263,883	257,457
Pool AS7134, 3.00%, 05/01/2046	2,035,655	1,973,719
Pool AS7340, 3.00%, 06/01/2046	6,078,568	5,893,624
Pool BC1141, 3.00%, 06/01/2046	1,648,550	1,598,392
Pool AS7521, 3.00%, 07/01/2046	4,878,284	4,729,859
Pool BD0472, 3.00%, 07/01/2046	1,603,374	1,554,591
Pool AS7816, 3.00%, 08/01/2046	9,782,873	9,485,223
Pool BC2796, 3.00%, 08/01/2046	4,983,725	4,832,092
Pool AS7899, 3.00%, 09/01/2046	5,054,551	4,900,764
Pool BD6343, 3.00%, 09/01/2046	1,223,761	1,187,675
Pool AS8079, 3.00%, 10/01/2046	5,379,562	5,215,885
Pool BC4722, 3.00%, 10/01/2046	2,942,134	2,852,618
Pool AS8290, 3.00%, 11/01/2046	4,398,046	4,264,233
Pool AS8463, 3.00%, 12/01/2046	4,510,359	4,373,128
Pool BC9073, 3.00%, 12/01/2046	4,320,089	4,188,648
Pool BD7042, 3.00%, 03/01/2047	1,257,973	1,220,312
Pool TBA, 3.50%, 03/01/2040	4,975,227	4,965,841
Pool AP2097, 3.50%, 08/01/2042	95,840	96,202
Pool AS0092, 3.50%, 07/01/2043	239,800	240,524
Pool AU1769, 3.50%, 08/01/2043	576,748	578,430
Pool AX3104, 3.50%, 09/01/2044	356,454	356,279
Pool AS3724, 3.50%, 11/01/2044	102,910	102,838
Pool AX4858, 3.50%, 12/01/2044	532,581	532,073
Pool AY1745, 3.50%, 12/01/2044	87,224	87,209
Pool AS4238, 3.50%, 01/01/2045	371,463	371,408
Pool AX7551, 3.50%, 01/01/2045	436,316	436,255
Pool AS4392, 3.50%, 02/01/2045	345,469	345,373
Pool AY4388, 3.50%, 02/01/2045	1,087,822	1,089,414
Pool AS4536, 3.50%, 03/01/2045	865,742	865,004
Pool AX9585, 3.50%, 03/01/2045	2,508,661	2,506,523
Pool AY5019, 3.50%, 03/01/2045	585,772	585,237
Pool AS4738, 3.50%, 04/01/2045	1,879,619	1,877,826
Pool AY1387, 3.50%, 04/01/2045	905,899	905,267
Pool AS4913, 3.50%, 05/01/2045	2,949,649	2,947,592
Pool AY3458, 3.50%, 05/01/2045	1,462,661	1,462,448
Pool AY8252, 3.50%, 05/01/2045	434,215	434,057
Pool AY8271, 3.50%, 05/01/2045	645,711	645,131
Pool AS5117, 3.50%, 06/01/2045	2,552,606	2,550,958
Pool AZ2274, 3.50%, 06/01/2045	1,208,386	1,207,943
Pool AZ2316, 3.50%, 06/01/2045	523,620	523,120
Pool AS5351, 3.50%, 07/01/2045	6,515,566	6,510,686
Pool AZ0805, 3.50%, 07/01/2045	5,138,545	5,134,431
Pool AZ5686, 3.50%, 07/01/2045	690,187	689,904
Pool AS5579, 3.50%, 08/01/2045	1,075,524	1,074,541
Pool AZ5696, 3.50%, 08/01/2045	550,568	550,525
Pool AS5767, 3.50%, 09/01/2045	3,472,015	3,469,952
Pool AZ2904, 3.50%, 09/01/2045	2,626,067	2,624,506
Pool AZ9193, 3.50%, 09/01/2045	801,620	801,294
Pool AS5917, 3.50%, 10/01/2045	3,564,949	3,563,015
Pool AZ4755, 3.50%, 10/01/2045	1,438,868	1,438,596
Pool AS6127, 3.50%, 11/01/2045	2,637,841	2,636,817
Pool AS6309, 3.50%, 12/01/2045	3,708,173	3,706,735
Pool BC0066, 3.50%, 12/01/2045	3,469,705	3,469,174
Pool AS6467, 3.50%, 01/01/2046	6,426,129	6,423,635
Pool AS6616, 3.50%, 02/01/2046	6,257,833	6,255,406

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
Pool BC0223, 3.50%, 02/01/2046	$8,321,625	$8,318,399
Pool BC0226, 3.50%, 02/01/2046	256,671	256,571
Pool AS6785, 3.50%, 03/01/2046	10,107,490	10,103,560
Pool AS6956, 3.50%, 04/01/2046	3,458,913	3,457,571
Pool BC0801, 3.50%, 04/01/2046	4,215,608	4,213,972
Pool AS7135, 3.50%, 05/01/2046	465,436	465,375
Pool BC6041, 3.50%, 05/01/2046	3,531,360	3,528,460
Pool BD0456, 3.50%, 06/01/2046	1,013,013	1,012,599
Pool BC9068, 3.50%, 12/01/2046	1,386,072	1,385,913
Pool AS8635, 3.50%, 01/01/2047	5,509,356	5,507,221
Pool AS8808, 3.50%, 02/01/2047	3,391,220	3,389,906
Pool AS8918, 3.50%, 03/01/2047	7,756,732	7,753,729
Pool BD7046, 3.50%, 03/01/2047	6,825,368	6,822,725
Pool BE7198, 3.50%, 03/01/2047	944,587	945,308
Pool AS9380, 3.50%, 04/01/2047	5,173,600	5,171,595
Pool BH1139, 3.50%, 04/01/2047	1,078,500	1,078,087
Pool BH1158, 3.50%, 04/01/2047	767,137	766,507
Pool AS9548, 3.50%, 05/01/2047	7,498,400	7,495,496
Pool BD2416, 3.50%, 05/01/2047	3,227,709	3,226,459
Pool AS9814, 3.50%, 06/01/2047	5,961,023	5,958,704
Pool BE3687, 3.50%, 06/01/2047	1,699,078	1,699,389
Pool BH5307, 3.50%, 06/01/2047	1,102,588	1,102,396
Pool AS9943, 3.50%, 07/01/2047	6,067,130	6,064,780
Pool BH5329, 3.50%, 07/01/2047	825,033	824,723
Pool BH2607, 3.50%, 08/01/2047	1,497,958	1,497,378
Pool CA0116, 3.50%, 08/01/2047	3,723,498	3,722,056
Pool BH2671, 3.50%, 09/01/2047	3,907,523	3,906,010
Pool BH5391, 3.50%, 09/01/2047	1,099,679	1,099,258
Pool CA0408, 3.50%, 09/01/2047	1,624,601	1,623,971
Pool BH4063, 3.50%, 10/01/2047	2,416,709	2,415,773
Pool BH9370, 3.50%, 10/01/2047	2,509,280	2,508,386
Pool CA0566, 3.50%, 10/01/2047	2,848,467	2,847,364
Pool BH5746, 3.50%, 11/01/2047	3,977,951	3,976,411
Pool CA0744, 3.50%, 11/01/2047	1,379,052	1,378,518
Pool BH7046, 3.50%, 12/01/2047	6,354,062	6,351,602
Pool BJ1663, 3.50%, 12/01/2047	3,131,235	3,128,663
Pool CA0918, 3.50%, 12/01/2047	2,894,711	2,893,590
Pool BH7097, 3.50%, 01/01/2048	4,671,685	4,669,876
Pool BJ4551, 3.50%, 01/01/2048	2,725,427	2,723,188
Pool BJ4562, 3.50%, 01/01/2048	1,303,741	1,303,277
Pool CA1074, 3.50%, 01/01/2048	4,168,226	4,185,967
Pool BH9270, 3.50%, 02/01/2048	4,866,366	4,864,482
Pool BJ4611, 3.50%, 02/01/2048	2,942,125	2,939,709
Pool BJ4612, 3.50%, 02/01/2048	2,139,538	2,138,776
Pool CA1243, 3.50%, 02/01/2048	8,603,158	8,616,898
Pool CA1414, 3.50%, 03/01/2048	5,349,441	5,347,370
Pool AC1837, 4.00%, 08/01/2039	398,407	410,744
Pool AE5434, 4.00%, 10/01/2040	392,731	405,292
Pool AE9905, 4.00%, 10/01/2040	258,917	265,721
Pool AE7634, 4.00%, 11/01/2040	647,649	667,727
Pool AE7705, 4.00%, 11/01/2040	366,835	376,005
Pool AE8205, 4.00%, 11/01/2040	301,321	310,947
Pool AE8779, 4.00%, 12/01/2040	81,274	83,306
Pool AH0540, 4.00%, 12/01/2040	47,709	48,902
Pool AH2978, 4.00%, 01/01/2041	511,664	528,051
Pool AH2979, 4.00%, 01/01/2041	232,542	239,560
Pool AH5274, 4.00%, 01/01/2041	963,714	994,547
Pool AH5643, 4.00%, 01/01/2041	470,298	485,365
Pool AH5665, 4.00%, 02/01/2041	780,387	805,720
Pool AH5670, 4.00%, 02/01/2041	402,189	415,065
Pool AH5671, 4.00%, 02/01/2041	537,115	554,282
Pool AH5672, 4.00%, 02/01/2041	293,291	302,937
Pool AH6770, 4.00%, 03/01/2041	358,915	370,018
Pool AH7282, 4.00%, 03/01/2041	524,162	538,060
Pool AH8877, 4.00%, 04/01/2041	300,744	310,675
Pool AI0124, 4.00%, 04/01/2041	71,177	73,332
Pool AI9871, 4.00%, 09/01/2041	505,557	519,377
Pool AJ3460, 4.00%, 09/01/2041	324,383	334,460
Pool AJ4024, 4.00%, 10/01/2041	400,951	412,550
Pool AJ5285, 4.00%, 11/01/2041	602,692	622,007
Pool AJ7662, 4.00%, 12/01/2041	496,120	510,410
Pool TBA, 4.00%, 03/01/2042	3,412,697	3,495,015
Pool AU9998, 4.00%, 09/01/2043	1,391,592	1,436,207

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
Pool AS0716, 4.00%, 10/01/2043	$2,406,624	$2,478,201
Pool AU6713, 4.00%, 10/01/2043	1,326,507	1,366,984
Pool AU6721, 4.00%, 10/01/2043	965,910	996,503
Pool AU8404, 4.00%, 10/01/2043	1,041,189	1,074,567
Pool AV0191, 4.00%, 10/01/2043	257,072	263,524
Pool AV0214, 4.00%, 10/01/2043	730,795	751,203
Pool AS0929, 4.00%, 11/01/2043	1,525,923	1,567,652
Pool AU6992, 4.00%, 11/01/2043	1,192,828	1,230,958
Pool AU6999, 4.00%, 11/01/2043	2,426,160	2,503,936
Pool AU7007, 4.00%, 11/01/2043	2,037,824	2,096,858
Pool AS1368, 4.00%, 12/01/2043	1,093,111	1,123,003
Pool AV0670, 4.00%, 12/01/2043	2,399,652	2,466,386
Pool AV0683, 4.00%, 12/01/2043	1,084,731	1,119,504
Pool AS1427, 4.00%, 01/01/2044	832,612	855,165
Pool AV2348, 4.00%, 01/01/2044	3,243,931	3,345,395
Pool AV6342, 4.00%, 01/01/2044	1,397,940	1,436,284
Pool AW0278, 4.00%, 01/01/2044	652,253	671,643
Pool AS1671, 4.00%, 02/01/2044	1,082,491	1,115,965
Pool AV5020, 4.00%, 02/01/2044	2,772,552	2,854,988
Pool AS1877, 4.00%, 03/01/2044	661,851	680,172
Pool AV7087, 4.00%, 03/01/2044	2,757,842	2,838,776
Pool AS2127, 4.00%, 04/01/2044	971,991	998,039
Pool AV7157, 4.00%, 04/01/2044	1,356,542	1,393,523
Pool AW0985, 4.00%, 05/01/2044	991,854	1,018,893
Pool AW3597, 4.00%, 06/01/2044	3,643,958	3,737,500
Pool AW5358, 4.00%, 06/01/2044	773,257	794,231
Pool AW6680, 4.00%, 06/01/2044	1,870,447	1,921,726
Pool AS2826, 4.00%, 07/01/2044	679,034	697,883
Pool AW8968, 4.00%, 07/01/2044	1,407,889	1,443,265
Pool AS3009, 4.00%, 08/01/2044	2,250,251	2,311,061
Pool AW8540, 4.00%, 08/01/2044	669,647	687,441
Pool AW9273, 4.00%, 08/01/2044	1,180,027	1,213,724
Pool AS3247, 4.00%, 09/01/2044	1,714,951	1,758,743
Pool AS3493, 4.00%, 10/01/2044	1,594,787	1,637,393
Pool AX0902, 4.00%, 10/01/2044	1,131,130	1,161,761
Pool AX3165, 4.00%, 10/01/2044	477,796	489,740
Pool AS3951, 4.00%, 11/01/2044	340,839	349,359
Pool AX2558, 4.00%, 11/01/2044	691,944	713,014
Pool AX4856, 4.00%, 12/01/2044	1,830,856	1,888,343
Pool AX7550, 4.00%, 12/01/2044	579,740	596,117
Pool AY5025, 4.00%, 03/01/2045	2,615,180	2,681,442
Pool AY8277, 4.00%, 05/01/2045	720,508	738,536
Pool AZ5697, 4.00%, 08/01/2045	1,443,912	1,481,134
Pool AZ2921, 4.00%, 09/01/2045	629,310	646,322
Pool AZ9195, 4.00%, 09/01/2045	1,114,973	1,143,976
Pool BE7194, 4.00%, 03/01/2047	3,659,484	3,751,549
Pool BE7216, 4.00%, 04/01/2047	2,305,002	2,367,413
Pool BH1143, 4.00%, 04/01/2047	1,816,762	1,862,496
Pool BD2419, 4.00%, 05/01/2047	2,356,731	2,417,254
Pool BH1167, 4.00%, 05/01/2047	1,916,741	1,968,641
Pool BE3689, 4.00%, 06/01/2047	5,032,693	5,162,457
Pool BH5309, 4.00%, 06/01/2047	4,133,608	4,245,534
Pool BE3762, 4.00%, 07/01/2047	3,727,649	3,822,991
Pool BH5335, 4.00%, 07/01/2047	1,330,581	1,367,314
Pool BH5361, 4.00%, 08/01/2047	1,785,430	1,831,709
Pool BH5395, 4.00%, 09/01/2047	2,093,469	2,151,378
Pool BH4060, 4.00%, 10/01/2047	1,456,359	1,494,062
Pool BH9379, 4.00%, 10/01/2047	1,312,858	1,348,466
Pool BH5748, 4.00%, 11/01/2047	1,713,794	1,758,161
Pool BJ4571, 4.00%, 01/01/2048	1,091,063	1,121,348
Pool AC4095, 4.50%, 09/01/2039	9,663	10,120
Pool 890226, 4.50%, 08/01/2040	5,760,146	6,085,183
Pool AD8493, 4.50%, 08/01/2040	345,186	364,753
Pool AE3014, 4.50%, 09/01/2040	464,233	490,152
Pool AH5666, 4.50%, 01/01/2041	177,253	185,660
Pool AH5644, 4.50%, 02/01/2041	231,770	244,477
Pool AH6769, 4.50%, 03/01/2041	2,148,482	2,271,184
Pool AH7512, 4.50%, 03/01/2041	517,947	543,759
Pool AH8880, 4.50%, 04/01/2041	492,482	519,424
Pool AH8881, 4.50%, 04/01/2041	712,504	752,760
Pool AI0125, 4.50%, 04/01/2041	774,250	817,493
Pool AI2268, 4.50%, 04/01/2041	808,272	851,809
Pool AI3491, 4.50%, 06/01/2041	1,833,118	1,932,268

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
Pool AI5362, 4.50%, 06/01/2041	$1,184,299	$1,248,497
Pool AI6148, 4.50%, 07/01/2041	472,042	496,171
Pool AI6155, 4.50%, 07/01/2041	1,728,771	1,827,716
Pool AI8446, 4.50%, 07/01/2041	505,386	531,869
Pool AI8166, 4.50%, 08/01/2041	951,682	1,006,131
Pool AI8167, 4.50%, 08/01/2041	1,118,688	1,180,721
Pool AI9872, 4.50%, 09/01/2041	882,354	928,870
Pool AJ4025, 4.50%, 10/01/2041	921,981	971,083
Pool AV0226, 4.50%, 10/01/2043	549,312	577,749
Pool AV6346, 4.50%, 01/01/2044	725,143	761,561
Pool BH1145, 4.50%, 04/01/2047	996,145	1,048,200
Pool 890230, 5.00%, 07/01/2040	6,375,276	6,890,438
Pool AD8500, 5.00%, 08/01/2040	547,031	588,858
Pool AH6772, 5.00%, 03/01/2041	125,366	133,887
Pool AH8879, 5.00%, 04/01/2041	351,414	375,291
Pool AI3492, 5.00%, 06/01/2041	285,634	305,066
Pool AI6154, 5.00%, 07/01/2041	278,869	297,844
Pool 890246, 5.50%, 11/01/2038	2,184,342	2,396,678
Pool 890247, 6.00%, 09/01/2038	3,491,958	3,899,765
Pool 886136, 6.50%, 07/01/2036	183,273	204,265
Pool 900106, 6.50%, 08/01/2036	64,529	71,921
Pool 900649, 6.50%, 09/01/2036	115,144	128,332
Pool 947771, 6.50%, 09/01/2037	95,688	106,648
		460,157,474

FRESB Multifamily - 0.09%
Pool 2017-SB43, 2.79%, VAR LIBOR USD 1 Month+2.740%, 10/25/2037	1,299,870	1,286,669
Pool 2017-SB43, 3.00%, 10/25/2027 (c)	719,225	704,252
		1,990,921

GNMA Multifamily - 23.87%
Pool 2013-73 A, 0.98%, 12/16/2035	708,397	689,401
Pool 2013-45 A, 1.45%, 10/16/2040	658,363	643,759
Pool 2013-61 A, 1.45%, 01/16/2043	387,355	373,116
Pool 2013-30 A, 1.50%, 05/16/2042	1,042,274	1,007,423
Pool 2013-85 A, 1.55%, 09/16/2046	1,638,106	1,519,818
Pool 2013-7 AC, 1.60%, 03/16/2047	1,644,185	1,568,408
Pool 2012-27 A, 1.61%, 07/16/2039	711,233	692,975
Pool 2012-139 AB, 1.67%, 02/16/2053	350,945	321,681
Pool 2013-118 AC, 1.70%, 06/16/2036	2,169,275	2,126,416
Pool 2013-50 AB, 1.73%, 05/16/2045	1,399,483	1,329,032
Pool 2014-103, 1.74%, 06/16/2053	1,335,756	1,327,016
Pool 2013-29 AB, 1.77%, 10/16/2045	1,121,626	1,071,327
Pool 2012-144 AD, 1.77%, 01/16/2053	575,584	542,011
Pool 2013-179 A, 1.80%, 07/16/2037	1,704,633	1,662,954
Pool 2012-99 AE, 1.80%, 02/16/2048	1,307,407	1,217,410
Pool 2013-12 AB, 1.83%, 11/16/2052	235,466	224,448
Pool 2013-72 AC, 1.88%, 05/16/2046	1,998,895	1,885,998
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	1,659,683	1,537,165
Pool 2014-168 A, 1.90%, 06/16/2041	415,912	408,999
Pool 2012-150 AB, 1.90%, 08/16/2044	177,078	170,041
Pool 2012-120 A, 1.90%, 02/16/2053	2,027,491	1,896,997
Pool 2014-52 A, 1.95%, 09/16/2036	342,831	339,142
Pool 2012-83 AB, 1.98%, 05/16/2045	1,081,337	1,025,356
Pool 2013-176 AB, 2.00%, 11/16/2038	118,752	116,205
Pool 2013-107 A, 2.00%, 05/16/2040	113,587	110,800
Pool 2013-92 AB, 2.00%, 02/16/2043	1,052,704	1,029,224
Pool 2013-143 A, 2.00%, 04/16/2043	114,884	113,156
Pool 2013-176 AC, 2.00%, 03/16/2046	2,179,675	2,052,944
Pool 2013-128 AB, 2.00%, 10/16/2051	2,708,492	2,536,370
Pool 2011-143, 2.00%, 10/16/2057	4,511,843	4,164,996
Pool 2012-72 AB, 2.03%, 02/16/2046	180,861	176,347
Pool 2012-112 AD, 2.09%, 02/16/2053	242,685	229,661
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	543,713	511,232
Pool 2012-2 AB, 2.11%, 03/16/2037	531,278	526,410
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	252,317	237,430
Pool AA8478, 2.15%, 05/15/2035	340,143	322,765
Pool AA8479, 2.15%, 11/15/2035	707,867	671,176
Pool 2014-67 A, 2.15%, 05/16/2039	1,117,271	1,104,441
Pool 2012-70 AB, 2.18%, 08/16/2052	465,749	436,493
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	988,750
Pool 2014-78 A2, 2.20%, 04/16/2047	1,598,411	1,586,658
Pool 2013-94 AB, 2.20%, 03/16/2054	480,572	452,544

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
Pool 2016-152, 2.20%, 08/15/2058	$2,727,648	$2,547,131
Pool 2014-75 A, 2.21%, 06/16/2047	837,575	830,285
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	293,016
Pool AC5324, 2.23%, 09/15/2032	2,466,320	2,353,585
Pool 2016-40, 2.25%, 03/16/2050	9,252,584	8,746,595
Pool 2012-111 AB, 2.25%, 09/16/2052	1,956,185	1,927,570
Pool 2016-175, 2.25%, 09/16/2058	4,770,894	4,497,737
Pool 2014-29 AB, 2.30%, 01/16/2041	2,180,225	2,154,665
Pool 2014-130 CA, 2.30%, 11/16/2042	215,261	210,770
Pool 2014-135 CA, 2.30%, 01/16/2051	1,500,000	1,405,413
Pool 2017-20, 2.30%, 09/16/2057	2,365,036	2,226,637
Pool 2016-125, 2.30%, 12/16/2057	3,950,197	3,706,475
Pool 2017-003, 2.30%, 09/16/2058	5,113,877	4,800,294
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	2,500,000	2,286,365
Pool 2015-125 AB, 2.35%, 04/16/2047	9,511,172	9,178,662
Pool 2016-87, 2.35%, 03/16/2058	976,565	920,042
Pool 2016-14 DA, 2.40%, 05/16/2046	5,104,290	4,877,112
Pool 2016-40, 2.40%, 06/16/2049	3,683,658	3,484,630
Pool 2018-16, 2.40%, 03/16/2050	11,100,000	10,748,000
Pool 2017-30, 2.40%, 03/16/2051	4,814,735	4,605,940
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	161,313	156,612
Pool 2017-50, 2.40%, 01/16/2057	5,532,653	5,232,194
Pool 2015-183 AF, 2.40%, 07/16/2057	6,249,630	5,935,567
Pool 2016-96, 2.40%, 12/16/2057	876,144	822,264
Pool 2017-16, 2.40%, 01/16/2058	2,066,866	1,962,747
Pool 2017-29, 2.40%, 01/16/2058	6,415,071	6,142,075
Pool 2016-113, 2.40%, 02/16/2058	1,801,554	1,690,313
Pool 2018-26, 2.40%, 02/16/2058	11,000,000	10,637,485
Pool 2017-49, 2.40%, 05/16/2058	3,559,423	3,387,649
Pool 2017-41, 2.40%, 07/16/2058	2,568,285	2,447,810
Pool 2017-7, 2.40%, 12/16/2058 (c)	4,214,739	3,815,791
Pool 778465, 2.45%, 09/15/2047	1,662,772	1,659,801
Pool 2017-169, 2.45%, 03/16/2050	5,484,381	5,315,831
Pool AC9553, 2.47%, 02/15/2048	9,125,008	8,568,676
Pool 2014-172, 2.50%, 09/16/2041	1,662,294	1,648,827
Pool 2017-169, 2.50%, 10/01/2047	249,070	235,478
Pool AE4484, 2.50%, 06/15/2048	3,866,006	3,632,218
Pool 2017-111, 2.50%, 06/16/2051	396,312	383,084
Pool 2015-114 AD, 2.50%, 11/15/2051	2,919,899	2,838,344
Pool 2013-193 AE, 2.50%, 10/16/2054	1,989,036	1,938,936
Pool 2017-9, 2.50%, 09/16/2056	2,136,828	2,022,111
Pool 2017-157, 2.50%, 10/16/2056	2,437,188	2,334,257
Pool 2017-28, 2.50%, 02/16/2057	8,852,801	8,375,355
Pool 2016-36 A, 2.50%, 03/16/2057	961,006	917,559
Pool 2017-72, 2.50%, 04/16/2057	1,136,047	1,074,497
Pool 2016-71, 2.50%, 10/16/2057	6,294,022	5,955,369
Pool 2017-46, 2.50%, 11/16/2057	9,853,320	9,356,791
Pool 2017-64, 2.50%, 11/16/2057	3,305,212	3,125,342
Pool 2017-22, 2.50%, 12/16/2057	9,843,344	9,318,361
Pool 2018-30, 2.50%, 02/16/2058	4,500,000	4,378,587
Pool 2017-47, 2.50%, 08/16/2058	2,579,090	2,454,239
Pool 2017-81, 2.50%, 09/16/2058	1,486,769	1,406,315
Pool 2017-97, 2.50%, 09/16/2058	498,941	475,112
Pool 2018-3, 2.50%, 10/16/2058	7,839,542	7,496,366
Pool 2017-154, 2.50%, 12/16/2058	2,988,586	2,847,647
Pool 2017-127, 2.50%, 02/16/2059	1,489,235	1,412,443
Pool 2017-143, 2.50%, 02/16/2059	2,759,054	2,603,481
Pool 2017-191, 2.50%, 07/16/2059 (c)	3,542,657	3,350,712
Pool 2018-2, 2.50%, 07/16/2059	1,173,655	1,114,276
Pool 2011-161 B, 2.53%, 07/16/2038	502,171	500,288
Pool 2014-164 AN, 2.54%, 03/16/2055 (c)	2,355,353	2,267,435
Pool 2013-126 A, 2.55%, 10/16/2047 (c)	3,305,903	3,152,311
Pool 2016-64, 2.55%, 12/16/2057	2,393,039	2,268,628
Pool 2017-106, 2.60%, 04/16/2051	866,235	831,388
Pool 2015-101 AE, 2.60%, 03/16/2052	1,744,455	1,670,517
Pool 2014-153 AC, 2.60%, 06/16/2055	3,328,247	3,248,941
Pool 2015-128 AJ, 2.60%, 11/16/2055	5,774,519	5,537,271
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	6,688,885	6,392,335
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	1,406,648	1,341,199
Pool 2016-24, 2.60%, 12/16/2056	6,535,443	6,251,278
Pool 2016-41, 2.60%, 06/16/2057	1,907,173	1,812,499
Pool 2017-90, 2.60%, 07/16/2057	917,608	884,454
Pool 2017-62, 2.60%, 11/16/2057	1,476,175	1,431,861

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
Pool 2017-92, 2.60%, 06/16/2058	$3,361,810	$3,252,067
Pool 2018-16, 2.60%, 06/16/2058	4,244,559	4,088,034
Pool 2017-74, 2.60%, 09/16/2058	7,780,645	7,396,216
Pool 2017-108, 2.60%, 10/16/2058	1,151,733	1,098,558
Pool 2017-135, 2.60%, 10/16/2058	3,877,854	3,696,561
Pool 2017-70, 2.60%, 10/16/2058	594,850	566,327
Pool 2017-102, 2.60%, 12/16/2058 (c)	2,484,793	2,357,596
Pool 2017-124, 2.60%, 12/16/2058	2,285,380	2,178,452
Pool 2017-131, 2.60%, 12/16/2058 (c)	2,089,008	1,979,902
Pool 2018-9, 2.60%, 12/16/2058	1,997,823	1,912,492
Pool 2017-105, 2.60%, 01/16/2059	994,466	946,810
Pool 2017-143, 2.60%, 01/16/2059	2,137,583	2,037,213
Pool 2017-94, 2.60%, 02/16/2059	619,070	590,894
Pool 2017-169, 2.60%, 04/16/2059 (c)	9,117,435	8,702,872
Pool 2017-185, 2.60%, 04/16/2059 (c)	399,030	380,710
Pool 2017-126, 2.60%, 05/16/2059	224,026	213,764
Pool 2017-152, 2.60%, 05/16/2059	997,285	953,071
Pool 2017-61, 2.60%, 05/16/2059	1,932,925	1,840,844
Pool 2017-190, 2.60%, 03/16/2060	3,211,944	3,067,589
Pool 591746, 2.63%, 06/15/2048	803,157	768,879
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	1,333,463	1,299,723
Pool 2015-33 AH, 2.65%, 02/16/2045	686,187	682,762
Pool 2015-86 AC, 2.65%, 03/16/2050	3,949,267	3,806,894
Pool 2015-171 EA, 2.65%, 12/16/2052	95,895	91,871
Pool 2016-178, 2.65%, 08/16/2058	11,885,272	11,378,324
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	1,506,159	1,448,773
Pool 2014-125 A, 2.70%, 03/16/2047	1,621,536	1,586,658
Pool 2012-112 B, 2.70%, 01/16/2053	3,035,000	2,851,473
Pool 2014-175 AC, 2.70%, 08/16/2055	2,371,957	2,294,209
Pool 2018-25, 2.70%, 02/16/2058	10,000,000	9,649,484
Pool 2017-159, 2.70%, 01/16/2059	1,493,330	1,436,320
Pool AA1574, 2.73%, 07/15/2032	2,077,220	2,017,450
Pool AC3668, 2.73%, 04/15/2043	6,211,955	6,008,971
Pool 2015-108 A, 2.75%, 01/16/2056	697,853	686,584
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	3,067,122	2,949,071
Pool 2016-85, 2.75%, 03/16/2057 (c)	1,453,892	1,396,207
Pool 2017-54, 2.75%, 09/16/2057	1,215,976	1,166,847
Pool 2010-156 AC, 2.76%, 03/16/2039	373,310	372,392
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	3,462,240	3,338,260
Pool 2014-89 AB, 2.80%, 05/16/2054	1,204,596	1,195,959
Pool 2014-186 AH, 2.80%, 08/16/2054	4,313,967	4,159,413
Pool 2015-140 AC, 2.80%, 11/16/2056	2,753,414	2,655,824
Pool 2015-150 AE, 2.80%, 01/16/2057	1,124,479	1,066,970
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	175,106	170,409
Pool 2012-35 A, 2.83%, 10/16/2043	7,258	7,252
Pool 2014-14 AC, 2.84%, 10/16/2046 (c)	2,611,228	2,537,089
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	578,081	562,554
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	2,236,153	2,165,929
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	5,230,230	5,087,890
Pool AV9479, 2.90%, 10/15/2051	8,448,956	8,332,820
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	482,873
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	2,401,840	2,327,572
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	1,181,250	1,138,263
Pool AD6658, 2.97%, 01/15/2036	1,397,504	1,371,324
Pool 2017-40, 2.99%, 05/16/2050 (c)	951,273	892,566
Pool 2011-143 A, 3.00%, 07/16/2043	670,764	671,411
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	2,875,000	2,644,759
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,260,653
Pool 2014-135 AK, 3.00%, 08/16/2055 (c)	3,004,653	2,937,066
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	3,600,000	3,371,065
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	2,260,000	2,107,624
Pool 2014-164 BA, 3.05%, 09/16/2052	1,500,000	1,436,716
Pool 2013-193, 3.05%, 02/16/2055 (c)	200,000	189,960
Pool 2014-47 AG, 3.09%, 02/16/2048	762,666	745,112
Pool AS2544, 3.10%, 04/15/2042	832,774	825,886
Pool AK8205, 3.10%, 09/15/2055	9,443,012	9,506,289
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	4,926,000	4,508,057
Pool AK7840, 3.25%, 03/15/2050	956,372	962,321
Pool 2014-186 CU, 3.25%, 08/16/2054	1,000,000	910,041
Pool AI1113, 3.37%, 01/15/2050	381,459	384,240
Pool AT8470, 3.40%, 10/15/2051	1,884,806	1,911,802
Pool AN9543, 3.45%, 11/15/2050	1,707,925	1,734,544
Pool 2014-155 DC, 3.48%, 06/16/2047 (c)	2,300,000	2,230,839

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	$3,875,000	$3,837,364
Pool 2014-61 A, 3.50%, 02/16/2054 (c)	3,013,799	2,996,294
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	3,500,000	3,371,786
Pool AD8950, 3.51%, 09/15/2048	2,121,217	2,153,889
Pool AM0526, 3.51%, 05/15/2050	1,110,993	1,129,587
Pool AH5339, 3.55%, 12/15/2050	1,305,420	1,334,526
Pool AC6851, 3.62%, 08/15/2048	934,748	953,984
Pool AC6853, 3.62%, 08/15/2048	934,748	953,984
Pool AG5019, 3.73%, 03/15/2049	4,201,684	4,302,887
Pool 661707, 3.75%, 12/15/2054	878,712	899,481
Pool AG7484, 3.83%, 03/15/2049	472,635	485,333
Pool AO6152, 3.94%, 01/15/2045	2,014,310	2,068,037
Pool AH7386, 4.00%, 11/15/2053	1,939,970	2,003,066
Pool AK4399, 4.00%, 01/15/2057	1,771,311	1,854,292
Pool 768250, 4.01%, 08/15/2052	2,437,669	2,505,214
Pool 749575, 4.25%, 11/15/2046	1,956,206	2,004,493
Pool 758139, 4.25%, 02/15/2053	187,490	192,114
Pool AH1338, 4.61%, 06/15/2055	488,415	524,639
Pool 712102, 5.15%, 11/15/2032	450,123	458,376
Pool 734980, 5.25%, 11/15/2051	196,728	204,269
Pool 699710, 5.43%, 07/15/2044	360,883	366,296
Pool 637911, 6.00%, 07/15/2035	361,905	362,411
Pool 636413, 6.25%, 04/15/2036	632,263	633,190
Pool 643896, 6.50%, 06/15/2049	1,269,884	1,287,874
		501,677,948

GNMA Single Family - 2.14%
Pool AD1699, 3.00%, 02/15/2043	602,888	594,065
Pool AV5053, 3.00%, 10/20/2046	1,010,435	989,390
Pool G2 AX5461, 3.00%, 12/20/2046	1,771,893	1,733,507
Pool G2 AX5544, 3.00%, 01/20/2047	1,217,061	1,190,694
Pool 778944, 3.50%, 03/15/2042	405,662	410,371
Pool 779075, 3.50%, 04/15/2042	283,008	286,277
Pool 779354, 3.50%, 06/15/2042	23,082	23,255
Pool G2 AX5545, 3.50%, 01/20/2047	1,922,649	1,936,474
Pool BC5351, 3.50%, 09/20/2047	1,742,270	1,754,258
Pool G2 BD9036, 3.50%, 11/20/2047	4,504,010	4,535,001
Pool 737576, 4.00%, 11/15/2040	57,135	59,031
Pool 737712, 4.00%, 12/15/2040	276,652	285,803
Pool 757173, 4.00%, 12/20/2040	347,097	357,642
Pool 737837, 4.00%, 01/15/2041	645,224	666,612
Pool 759104, 4.00%, 01/15/2041	468,068	482,932
Pool 2759436, 4.00%, 01/20/2041	180,191	186,302
Pool 2759466, 4.00%, 01/20/2041	646,642	666,359
Pool 759191, 4.00%, 02/15/2041	408,733	421,002
Pool 2759301, 4.00%, 02/20/2041	495,174	510,472
Pool 2763042, 4.00%, 04/20/2041	99,955	102,864
Pool 738629, 4.00%, 08/15/2041	578,664	595,324
Pool 738630, 4.00%, 08/15/2041	385,727	398,776
Pool 770515, 4.00%, 08/15/2041	878,028	906,748
Pool 738735, 4.00%, 09/15/2041	1,107,737	1,144,210
Pool 738954, 4.00%, 11/15/2041	305,202	314,112
Pool 778766, 4.00%, 01/15/2042	701,571	724,556
Pool 778847, 4.00%, 02/15/2042	446,086	459,572
Pool AF3781, 4.00%, 09/15/2043	1,263,165	1,298,543
Pool AG8734, 4.00%, 12/15/2043	499,383	513,632
Pool 717198, 4.50%, 06/15/2039	317,450	333,249
Pool 714594, 4.50%, 07/15/2039	183,624	191,864
Pool 720208, 4.50%, 07/15/2039	429,603	452,418
Pool 726402, 4.50%, 10/15/2039	36,471	37,975
Pool 728954, 4.50%, 12/15/2039	418,197	438,341
Pool 729017, 4.50%, 01/15/2040	531,309	561,869
Pool 737051, 4.50%, 03/15/2040	292,346	304,434
Pool 737222, 4.50%, 05/15/2040	310,845	323,948
Pool 698160, 4.50%, 07/15/2040	320,837	334,051
Pool 748456, 4.50%, 08/15/2040	566,756	596,887
Pool 738152, 4.50%, 04/15/2041	590,444	623,897
Pool 762882, 4.50%, 04/15/2041	229,651	239,136
Pool 738267, 4.50%, 05/15/2041	321,607	334,725
Pool 763543, 4.50%, 05/15/2041	93,789	97,670
Pool 738397, 4.50%, 06/15/2041	852,841	899,309
Pool 770396, 4.50%, 06/15/2041	277,770	289,132
Pool 2783417, 4.50%, 08/20/2041	4,871,490	5,172,906
Pool 688624, 5.00%, 05/15/2038	246,702	260,838

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
Pool 411105, 5.00%, 01/15/2039	$105,234	$111,266
Pool 439079, 5.00%, 02/15/2039	218,189	233,644
Pool 646728, 5.00%, 03/15/2039	84,262	89,093
Pool 646750, 5.00%, 04/15/2039	137,853	145,755
Pool 646777, 5.00%, 05/15/2039	40,011	42,305
Pool 720288, 5.00%, 08/15/2039	194,477	205,470
Pool 722944, 5.00%, 08/15/2039	99,160	104,808
Pool 726290, 5.00%, 09/15/2039	622,758	670,950
Pool 723006, 5.00%, 10/15/2039	381,165	403,996
Pool 726403, 5.00%, 10/15/2039	229,806	247,471
Pool 737055, 5.00%, 03/15/2040	303,260	320,570
Pool 658393, 5.00%, 06/15/2040	434,936	461,132
Pool 2783418, 5.00%, 06/20/2040	3,389,089	3,519,289
Pool 684677, 5.50%, 03/15/2038	119,322	129,652
Pool 684802, 5.50%, 04/15/2038	190,900	207,457
Pool 2688636, 5.50%, 05/20/2038	361,330	385,748
Pool 690974, 5.50%, 06/15/2038	46,028	50,021
Pool 2691179, 5.50%, 06/20/2038	88,508	94,489
Pool 693574, 5.50%, 07/15/2038	74,755	81,239
Pool 2409120, 5.50%, 07/20/2038	220,210	235,083
Pool 2700671, 5.50%, 10/20/2038	204,719	218,554
Pool 411116, 5.50%, 01/15/2039	169,213	183,891
Pool 2684988, 6.00%, 03/20/2038	104,750	115,019
Pool 688626, 6.00%, 05/15/2038	120,067	133,447
Pool 2688637, 6.00%, 05/20/2038	95,978	105,389
Pool 2693900, 6.00%, 07/20/2038	155,698	170,962
Pool 696513, 6.00%, 08/15/2038	39,282	43,659
Pool 2696843, 6.00%, 08/20/2038	146,082	160,406
Pool 699255, 6.00%, 09/15/2038	338,504	376,281
Pool 2698997, 6.00%, 09/20/2038	118,389	129,998
Pool 705999, 6.00%, 01/15/2039	98,120	109,055
Pool 2706407, 6.00%, 01/20/2039	69,798	76,642
Pool 582048, 6.50%, 01/15/2032	25,690	28,604
Pool 2696844, 6.50%, 08/20/2038	181,550	197,663
Pool 2706408, 6.50%, 01/20/2039	44,559	45,137
Pool 530199, 7.00%, 03/20/2031	49,938	50,811
		44,925,389

HUD - 0.42%
Pool 2011-A, 2.05%, 08/01/2019	800,000	796,527
Pool 2011-A, 3.30%, 08/01/2019	5,718,000	5,792,346
Pool 0614, 5.51%, 08/01/2020	820,000	831,735
Pool 0620, 5.77%, 08/01/2026	1,350,000	1,370,509
		8,791,117

Small Business Administration - 3.44%
Pool Gentleden, 1.23%, 04/10/2023 (c)	157,954	159,821
Pool Juice It Up, 1.23%, 09/19/2023 (c)	3,079	3,102
Pool C-Mai Enterprises, 1.23%, 10/15/2038 (c)	80,500	84,044
Pool American, 1.25%, 08/30/2022 (c)	693,710	723,913
Pool Cleburne, 1.25%, 08/30/2022 (c)	475,938	496,887
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	97,208	98,107
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (c)	60,664	61,180
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (c)	287,596	300,172
Pool Chicago Taxi Parts, 1.50%, 04/29/2034 (c)	263,254	271,514
Pool 507253, 1.75%, VAR Prime Rate by Country+-2.750%, 05/25/2030	62,415	61,752
Pool 508901, 1.85%, VAR Prime Rate by Country+-2.650%, 07/25/2020	46,565	46,259
Pool 508206, 1.85%, VAR Prime Rate by Country+-2.650%, 09/25/2032	39,488	39,093
Pool 508298, 1.85%, VAR Prime Rate by Country+-2.650%, 01/25/2033	230,867	228,775
Pool 508506, 1.88%, VAR Prime Rate by Country+-2.625%, 06/25/2033	267,341	265,753
Pool 508716, 2.07%, VAR Prime Rate by Country+-2.430%, 06/25/2034	386,444	387,048
Pool 3046316007, 2.13%, 12/03/2032 (c)	217,399	218,732
Pool 508890, 2.15%, VAR Prime Rate by Country+-2.355%, 06/25/2020	83,075	82,712
Pool 509670, 2.25%, VAR Prime Rate by Country+-2.000%, 04/25/2025	676,559	682,056

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
Pool 509678, 2.25%, VAR Prime Rate by Country+-2.000%, 05/25/2025	$1,766,852	$1,782,864
Pool 509417, 2.25%, VAR Prime Rate by Country+-2.000%, 10/25/2038	731,518	725,346
Pool 509661, 2.25%, VAR Prime Rate by Country+-2.000%, 03/25/2040	3,323,349	3,351,390
Pool 509688, 2.25%, VAR Prime Rate by Country+-2.000%, 08/25/2040	4,837,318	4,879,644
Pool 509760, 2.25%, VAR Prime Rate by Country+-2.000%, 11/25/2040	3,183,955	3,175,995
Pool 509347, 2.50%, VAR Prime Rate by Country+-2.000%, 11/25/2022	222,734	221,342
Pool 509392, 2.50%, VAR Prime Rate by Country+-2.000%, 07/25/2023	910,611	907,196
Pool 509409, 2.50%, VAR Prime Rate by Country+-2.000%, 09/25/2023	800,840	803,843
Pool 509596, 2.50%, VAR Prime Rate by Country+-2.000%, 11/25/2024	739,299	742,996
Pool 509748, 2.50%, VAR Prime Rate by Country+-2.000%, 09/25/2025	3,059,918	3,084,780
Pool 509133, 2.50%, VAR Prime Rate by Country+-2.000%, 09/25/2036	708,782	706,568
Pool 509348, 2.50%, VAR Prime Rate by Country+-2.000%, 02/25/2038	637,600	635,608
Pool 509350, 2.50%, VAR Prime Rate by Country+-2.000%, 03/25/2038	1,365,666	1,349,449
Pool 509391, 2.50%, VAR Prime Rate by Country+-2.000%, 06/25/2038	1,178,256	1,168,683
Pool 509460, 2.50%, VAR Prime Rate by Country+-2.000%, 01/25/2039	1,688,069	1,682,793
Pool 509491, 2.50%, VAR Prime Rate by Country+-2.000%, 02/25/2039	3,350,070	3,339,601
Pool 509541, 2.50%, VAR Prime Rate by Country+-2.000%, 08/25/2039	788,632	777,788
Pool 509573, 2.50%, VAR Prime Rate by Country+-2.000%, 09/25/2039	3,063,178	3,072,750
Pool 509575, 2.50%, VAR Prime Rate by Country+-2.000%, 10/25/2039	1,274,257	1,257,532
Pool 509735, 2.50%, VAR Prime Rate by Country+-2.000%, 09/25/2040	3,163,014	3,155,107
Pool 509977, 2.90%, VAR Prime Rate by Country+-1.600%, 03/25/2042	390,285	404,677
Pool Premie, 3.03%, 08/29/2038 (c)	693,730	778,344
Pool 510004, 3.25%, VAR Prime Rate by Country+-1.250%, 05/25/2042	757,844	799,526
Pool Animal, 3.28%, 06/04/2023 (c)	263,200	280,987
Pool 509793, 3.36%, VAR Prime Rate by Country+-1.144%, 01/25/2041	1,968,984	2,074,202
Pool Econolodge, 3.52%, 09/11/2037 (c)	818,874	932,649
Pool 510051, 3.75%, VAR Prime Rate by Country+-0.750%, 07/25/2042	460,985	501,731
Pool 509010, 3.83%, VAR Prime Rate by Country+-0.675%, 01/25/2036	94,896	98,455
Pool 522158, 4.16%, VAR Prime Rate by Country+0.923%, 01/25/2027	1,145,609	1,255,874
Pool 522156, 4.24%, VAR Prime Rate by Country+0.983%, 05/25/2040	836,569	962,839
Pool Schatz, 4.27%, 10/04/2023 (c)	22,114	24,420
Pool 510047, 4.33%, VAR Prime Rate by Country+-0.171%, 09/25/2042	920,153	1,022,520
Pool 522124, 4.35%, VAR Prime Rate by Country+-0.153%, 02/25/2040	922,887	1,009,985
Pool 509900, 4.40%, VAR Prime Rate by Country+-0.098%, 03/25/2042	4,268,798	4,734,363
Pool Knights Inn, 4.61%, 08/27/2035	642,109	735,909
Pool 522305, 4.69%, VAR Prime Rate by Country+0.197%, 11/25/2028	519,588	564,240
Pool Valeri, 4.81%, 11/15/2023 (c)	51,719	57,500
Pool 509967, 4.90%, VAR Prime Rate by Country+0.402%, 03/25/2032	343,906	380,124

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
Pool 522053, 5.00%, VAR Prime Rate by Country+0.502%, 05/25/2026	$251,281	$269,970
Pool 522440, 5.08%, VAR Prime Rate by Country+0.573%, 07/25/2029	778,757	863,203
Pool 509647, 5.11%, VAR Prime Rate by Country+0.605%, 12/25/2026	613,451	666,362
Pool 521984, 5.15%, VAR Prime Rate by Country+0.656%, 10/25/2038	420,243	473,036
Pool 521884, 5.17%, VAR Prime Rate by Country+0.698%, 08/25/2037	348,299	385,042
Pool 522194, 5.19%, VAR Prime Rate by Country+0.692%, 09/25/2040	258,072	294,041
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	45,643	48,523
Pool 521967, 5.23%, VAR Prime Rate by Country+0.729%, 06/25/2038	1,987,329	2,205,014
Pool 7530434005, 5.27%, 06/29/2024 (a) (b)	51,324	54,756
Pool 522423, 5.31%, VAR Prime Rate by Country+0.810%, 12/25/2028	794,560	884,693
Pool 522371, 5.31%, VAR Prime Rate by Country+0.805%, 10/25/2029	229,601	256,795
Pool 510056, 5.33%, VAR Prime Rate by Country+0.829%, 08/25/2042	274,683	318,546
Pool 522125, 5.35%, VAR Prime Rate by Country+0.851%, 10/25/2026	239,983	260,756
Pool 521919, 5.35%, VAR Prime Rate by Country+0.846%, 12/25/2037	168,750	187,550
Pool 522029, 5.36%, VAR Prime Rate by Country+0.863%, 02/25/2039	66,249	74,344
Pool 522328, 5.37%, VAR Prime Rate by Country+0.876%, 05/25/2029	90,255	100,917
Pool 521860, 5.37%, VAR Prime Rate by Country+0.866%, 03/25/2037	359,913	394,620
Pool 522268, 5.39%, VAR Prime Rate by Country+0.889%, 01/25/2029	2,151,101	2,399,149
Pool 521970, 5.40%, VAR Prime Rate by Country+0.901%, 07/25/2038	669,871	754,860
Pool 522020, 5.45%, VAR Prime Rate by Country+0.953%, 02/25/2026	225,103	241,571
Pool 522387, 5.46%, VAR Prime Rate by Country+0.960%, 01/25/2030	390,273	439,789
Pool 522317, 5.48%, VAR Prime Rate by Country+0.980%, 03/25/2029	876,588	978,492
Pool 522282, 5.63%, VAR Prime Rate by Country+1.131%, 09/25/2028	355,770	398,907
Pool 522327, 5.68%, VAR Prime Rate by Country+1.186%, 05/25/2029	1,287,553	1,438,036
Pool 522150, 5.74%, VAR Prime Rate by Country+1.238%, 02/25/2026	77,890	85,015
Pool 3829225004, 6.08%, 11/05/2020 (a) (b)	217,210	228,706
		73,353,233

Small Business Administration Participation Certificates - 0.05%
Pool 2012-10C, 1.24%, 05/01/2022	159,769	155,879
Pool 2016-20L, 2.81%, 12/01/2036	475,441	468,280
Pool 2009-10D, 3.19%, 07/01/2019	37,596	37,798
Pool 2010-20E, 4.11%, 05/01/2030	197,015	204,254
Pool 2008-20C, 5.49%, 03/01/2028	16,310	17,380
Pool 2008-20E, 5.49%, 05/01/2028	51,101	54,446
		938,037

Small Business Investment Company - 0.03%
Pool 2013-10E, 2.35%, 03/10/2023	674,338	662,727

USDA Loan - 0.04%
Pool Highland, 5.28%, 07/14/2024 (a) (b)	711,817	763,370
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,547,638,877)		1,502,647,575

MUNICIPAL BONDS - 19.29%
Arkansas - 0.05%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	120,000	118,625
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	424,443

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
3.40%, 11/01/2020	$450,000	$448,862
		991,930

California - 1.39%
California State Housing Finance Agency
2.30%, 08/01/2020	805,000	797,699
2.79%, 08/01/2036	5,365,000	5,241,283
Los Angeles
2.50%, 09/01/2022	3,945,000	3,859,196
Los Angeles County Metropolitan Transportation Authority
5.74%, 06/01/2039	550,000	670,329
Los Angeles County Redevelopment Refunding Authority
1.75%, 09/01/2019	1,000,000	989,390
2.13%, 09/01/2020	400,000	391,708
2.50%, 09/01/2021	415,000	405,090
2.75%, 09/01/2022	500,000	487,555
3.50%, 09/01/2027	250,000	240,527
3.75%, 09/01/2031	605,000	589,367
Napa Community Redevelopment Agency
5.60%, 09/01/2018	90,000	90,072
Oakland
2.00%, 01/15/2021	615,000	605,338
3.00%, 01/15/2025	2,960,000	2,896,360
Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	736,972
San Francisco City & County Community Facilities District
2.25%, 09/01/2021	175,000	170,119
San Francisco City & County Redevelopment Agency
1.85%, 08/01/2018	600,000	598,950
2.19%, 08/01/2019	1,260,000	1,250,840
2.38%, 08/01/2022	2,500,000	2,439,650
2.53%, 08/01/2020	1,480,000	1,467,539
3.13%, 08/01/2024	1,850,000	1,797,497
3.63%, 08/01/2026	575,000	567,818
San Francisco Public Utilities Commission
1.95%, 11/01/2020	1,000,000	983,130
2.15%, 11/01/2021	500,000	487,410
2.40%, 11/01/2022	500,000	486,015
Tuolumne Wind Project Authority
6.92%, 01/01/2034	800,000	979,576
		29,229,430

Colorado - 0.34%
Colorado State Educational & Cultural Facilities Authority
1.77%, 02/01/2019	500,000	496,435
2.12%, 02/01/2020	740,000	729,788
2.38%, 02/01/2021	100,000	98,082
Colorado State Housing & Finance Authority
3.00%, 08/01/2047	617,581	602,382
3.40%, 11/01/2045	2,921,860	2,897,988
3.85%, 07/01/2057	2,217,000	2,216,158
		7,040,833

Delaware - 0.25%
Delaware State Housing Authority
2.65%, 11/01/2041	5,540,000	5,339,009

District of Columbia - 0.50%
District of Columbia Housing Finance Agency
3.25%, 03/01/2049	9,400,001	9,173,837
3.88%, 06/15/2045	1,308,884	1,332,745
		10,506,582

Florida - 0.62%
Florida State Housing Finance Corp.
2.45%, 01/01/2043	3,144,774	3,022,568
2.80%, 07/01/2041	686,810	664,584
2.80%, 07/01/2041	2,126,041	2,054,543
3.13%, 07/01/2037	6,427,415	6,292,053

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	$1,019,555	$989,121
		13,022,869

Georgia - 0.16%
Atlanta Urban Residential Finance Authority
2.54%, 12/01/2023	3,585,000	3,452,319

Illinois - 1.36%
Illinois State Housing Development Authority
1.12%, 08/01/2034 (d) (e)	3,400,000	3,400,000
2.42%, 07/01/2020	245,000	242,065
2.62%, 07/01/2021	685,000	673,485
2.63%, 03/01/2048	3,071,586	2,939,078
2.70%, 01/01/2020	440,000	438,812
2.77%, 01/01/2022	1,090,000	1,072,233
2.80%, 07/01/2020	380,000	378,708
2.81%, 02/01/2021	300,000	298,002
2.91%, 07/01/2022	1,265,000	1,243,406
3.05%, 07/01/2021	340,000	338,912
3.06%, 01/01/2023	775,000	766,405
3.16%, 07/01/2023	885,000	874,486
3.20%, 12/01/2043	8,018,265	7,837,373
3.26%, 01/01/2024	910,000	903,248
3.27%, 07/01/2022	335,000	334,086
3.37%, 01/01/2023	170,000	170,437
3.37%, 07/01/2024	950,000	943,094
3.52%, 01/01/2025	770,000	766,935
3.62%, 01/01/2025	195,000	195,328
3.62%, 07/01/2025	170,000	169,578
4.00%, 02/01/2034	3,730,000	3,771,963
4.18%, 08/01/2029	840,000	846,955
		28,604,589

Indiana - 0.01%
Indiana State Housing & Community Development Authority
5.90%, 01/01/2037	115,000	115,419

Iowa - 0.20%
Des Moines Area Community College
2.00%, 06/01/2018	510,000	510,000
2.00%, 06/01/2018	750,000	750,000
2.05%, 06/01/2024	845,000	793,421
2.05%, 06/01/2024	575,000	539,902
2.25%, 06/01/2025	690,000	649,124
2.25%, 06/01/2025	235,000	221,079
Hawkeye Community College
2.60%, 06/01/2022	245,000	241,551
Iowa State Finance Authority
2.30%, 09/01/2040	610,500	585,359
		4,290,436

Kentucky - 0.78%
Kentucky State Housing Corp.
2.39%, 01/01/2020	340,000	336,773
2.54%, 07/01/2020	230,000	227,247
2.55%, 07/01/2020	1,435,000	1,427,567
2.88%, 01/01/2022	300,000	295,749
2.93%, 07/01/2022	335,000	327,915
3.00%, 11/01/2041	6,515,000	6,358,119
3.38%, 01/01/2025	165,000	161,010
3.50%, 07/01/2031	750,000	718,545
3.86%, 01/01/2034	130,000	125,970
4.00%, 07/01/2037	1,585,000	1,613,942
4.25%, 07/01/2033	1,785,000	1,820,664
4.27%, 01/01/2028	3,000,000	3,013,530
		16,427,031

Louisiana - 0.16%
Louisiana State Housing Corp.
2.10%, 12/01/2038	3,431,000	3,279,796

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
Maryland - 0.97%
Maryland State Community Development Administration
1.13%, 12/01/2040 (d) (e)	$1,200,000	$1,200,000
2.36%, 09/01/2018	150,000	150,019
2.49%, 03/01/2019	450,000	450,468
2.86%, 09/01/2040	1,250,000	1,231,825
3.35%, 03/01/2023	705,000	713,629
3.50%, 09/01/2047	3,975,000	3,971,741
3.95%, 11/01/2058	4,860,000	4,861,118
4.00%, 09/01/2025	2,405,000	2,445,380
4.42%, 09/01/2037	5,000,000	5,152,100
Montgomery County
4.60%, 05/01/2026	200,000	209,880
		20,386,160

Massachusetts - 1.08%
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	741,406
Massachusetts State Housing Finance Agency
1.66%, 12/01/2018	845,000	834,801
1.80%, 12/01/2019	200,000	196,108
1.93%, 12/01/2019	895,000	874,594
2.06%, 12/01/2020	105,000	101,712
2.25%, 12/01/2021	250,000	242,272
2.30%, 06/01/2020	45,000	44,522
2.45%, 12/01/2022	250,000	240,675
2.55%, 06/01/2023	355,000	342,692
2.65%, 12/01/2023	250,000	240,615
2.80%, 06/01/2024	275,000	266,181
2.90%, 12/01/2024	250,000	241,442
2.95%, 06/01/2025	250,000	240,283
3.00%, 12/01/2025	250,000	239,395
3.15%, 06/01/2027	250,000	237,753
3.45%, 12/01/2050 (d)	1,150,000	1,160,039
3.85%, 12/01/2028	95,000	94,892
4.50%, 04/15/2054	3,890,504	3,915,559
4.55%, 12/01/2035	500,000	508,850
4.71%, 12/01/2037	1,360,000	1,390,233
4.75%, 12/01/2045	3,490,000	3,551,354
4.84%, 06/01/2043	3,415,000	3,506,249
5.00%, 12/01/2055	3,165,000	3,247,512
6.87%, 12/01/2030	290,000	302,006
		22,761,145

Michigan - 0.36%
Michigan State Housing Development Authority
2.00%, 10/01/2020	400,000	391,076
2.67%, 04/01/2020	275,000	273,306
2.77%, 10/01/2020	255,000	253,069
3.03%, 04/01/2021	435,000	429,332
3.13%, 10/01/2021	445,000	442,695
3.28%, 04/01/2022	450,000	447,948
3.38%, 10/01/2022	385,000	383,156
3.53%, 04/01/2023	465,000	466,130
3.63%, 10/01/2023	450,000	451,287
3.74%, 10/01/2033	2,595,000	2,472,620
4.33%, 10/01/2029	1,640,000	1,659,024
		7,669,643

Minnesota - 0.40%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	2,340,401	2,268,574
3.43%, 04/01/2047	4,893,902	4,892,727
3.80%, 07/01/2031	475,000	461,315
4.20%, 07/01/2037	730,000	711,911
5.76%, 01/01/2037	30,000	30,121
		8,364,648

Mississippi - 0.10%
Mississippi State Economic Improvements Authority
1.90%, 12/01/2019	145,000	143,741

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
Mississippi State Home Corp.
3.05%, 12/01/2034	$1,939,136	$1,917,941
		2,061,682

Missouri - 0.03%
Missouri State Housing Development Commission
2.65%, 11/01/2040	340,000	328,093
2.65%, 11/01/2041	220,000	212,476
		540,569

New Hampshire - 0.11%
New Hampshire State Housing Finance Authority
3.21%, 07/01/2039	1,025,000	1,010,742
3.75%, 07/01/2034	625,000	628,650
4.00%, 07/01/2035	655,000	662,998
		2,302,390

New Jersey - 1.69%
New Jersey State Housing & Mortgage Finance Agency
1.81%, 11/01/2019	330,000	324,040
2.01%, 11/01/2018	1,470,000	1,463,429
2.17%, 11/01/2020	385,000	376,022
2.30%, 05/01/2019	1,245,000	1,238,140
2.35%, 11/01/2019	2,050,000	2,030,689
2.49%, 11/01/2021	430,000	420,097
2.65%, 11/01/2020	1,010,000	1,002,475
2.70%, 05/01/2019	360,000	359,662
2.74%, 11/01/2022	300,000	292,926
2.78%, 05/01/2021	1,000,000	991,680
2.88%, 11/01/2021	615,000	609,133
2.93%, 11/01/2023	365,000	356,006
2.99%, 11/01/2019	100,000	100,096
3.03%, 05/01/2022	1,000,000	991,780
3.05%, 05/01/2020	390,000	391,696
3.23%, 11/01/2024	360,000	354,157
3.27%, 11/01/2020	100,000	100,444
3.35%, 11/01/2020	395,000	399,108
3.37%, 11/01/2025	385,000	377,581
3.42%, 05/01/2023	2,850,000	2,864,563
3.45%, 05/01/2021	405,000	409,718
3.55%, 11/01/2021	425,000	430,678
3.57%, 11/01/2021	70,000	70,974
3.57%, 11/01/2026	435,000	429,354
3.62%, 11/01/2027	695,000	681,983
3.65%, 05/01/2022	430,000	436,734
3.72%, 11/01/2022	125,000	126,734
3.72%, 11/01/2028	285,000	280,275
3.80%, 11/01/2022	450,000	459,882
3.90%, 05/01/2023	460,000	472,724
4.00%, 11/01/2023	475,000	489,354
4.10%, 05/01/2024	485,000	501,888
4.20%, 11/01/2024	505,000	522,529
4.22%, 11/01/2032	1,355,000	1,360,677
4.57%, 11/01/2027	900,000	923,949
4.63%, 11/01/2036	335,000	341,191
4.70%, 11/01/2037	500,000	511,610
4.87%, 11/01/2047	2,150,000	2,198,053
4.88%, 11/01/2029	2,500,000	2,611,250
4.89%, 11/01/2032	1,435,000	1,483,790
4.97%, 11/01/2051	345,000	354,332
5.00%, 11/01/2046	425,000	438,672
5.09%, 11/01/2043	4,785,000	4,928,933
		35,509,008

New Mexico - 0.31%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	630,447	605,191
2.60%, 09/01/2040	4,325,000	4,170,079
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,660,000	1,705,318
		6,480,588

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
New York - 4.49%
New York City Housing Development Corp.
1.31%, 11/01/2018	$650,000	$645,645
1.36%, 05/01/2019	1,535,000	1,518,023
1.46%, 11/01/2019	1,000,000	984,300
1.63%, 05/01/2020	2,250,000	2,202,525
1.69%, 05/01/2019	165,000	163,786
1.73%, 11/01/2020	1,230,000	1,199,853
1.74%, 05/01/2018	1,240,000	1,238,896
1.83%, 02/01/2019	600,000	597,270
1.83%, 05/01/2021	1,830,000	1,773,929
1.93%, 11/01/2021	615,000	594,416
1.94%, 11/01/2019	290,000	287,674
1.98%, 08/01/2019	350,000	347,795
2.01%, 05/01/2019	1,270,000	1,265,339
2.04%, 11/01/2018	805,000	803,462
2.04%, 05/01/2022	500,000	481,025
2.11%, 02/01/2020	270,000	267,338
2.14%, 11/01/2019	1,000,000	995,280
2.14%, 11/01/2022	100,000	96,003
2.20%, 05/01/2020	345,000	341,816
2.21%, 08/01/2020	100,000	98,882
2.26%, 11/01/2018	630,000	629,679
2.37%, 05/01/2024	500,000	473,650
2.43%, 05/01/2019	420,000	420,475
2.46%, 05/01/2021	500,000	494,130
2.47%, 02/01/2022	320,000	313,546
2.47%, 11/01/2024	135,000	128,016
2.56%, 11/01/2021	500,000	494,120
2.57%, 08/01/2022	370,000	362,408
2.59%, 11/01/2019	820,000	822,050
2.60%, 02/01/2023	300,000	292,191
2.62%, 05/01/2026	500,000	467,555
2.64%, 11/01/2021	750,000	743,198
2.70%, 08/01/2023	280,000	273,006
2.71%, 05/01/2022	250,000	246,985
2.74%, 05/01/2022	710,000	702,204
2.77%, 11/01/2021	1,295,000	1,289,548
2.77%, 11/01/2026	1,000,000	942,810
2.81%, 11/01/2022	300,000	296,628
2.82%, 05/01/2027	1,000,000	938,660
2.84%, 11/01/2022	1,000,000	989,960
2.85%, 02/01/2024	150,000	146,272
2.89%, 05/01/2023	450,000	443,821
2.95%, 05/01/2022	1,610,000	1,605,573
2.95%, 08/01/2024	150,000	146,677
2.98%, 05/01/2023	1,245,000	1,233,085
2.99%, 11/01/2023	270,000	266,941
3.03%, 11/01/2023	500,000	495,305
3.03%, 02/01/2025	350,000	340,977
3.05%, 11/01/2022	705,000	704,373
3.08%, 08/01/2025	250,000	243,957
3.10%, 10/01/2046	8,363,562	8,159,324
3.11%, 02/01/2019	1,775,000	1,787,389
3.11%, 05/01/2023	1,525,000	1,519,907
3.13%, 02/01/2026	475,000	461,591
3.16%, 11/01/2023	1,550,000	1,545,955
3.18%, 05/01/2024	1,070,000	1,061,568
3.18%, 08/01/2026	325,000	316,501
3.19%, 05/01/2024	535,000	531,137
3.23%, 11/01/2024	725,000	720,157
3.23%, 02/01/2027	400,000	388,436
3.28%, 05/01/2025	1,060,000	1,048,488
3.28%, 08/01/2027	425,000	413,818
3.29%, 11/01/2024	1,065,000	1,061,805
3.31%, 11/01/2024	1,610,000	1,607,344
3.33%, 11/01/2025	750,000	743,858
3.33%, 02/01/2028	300,000	291,513
3.36%, 05/01/2025	535,000	532,084
3.38%, 08/01/2028	525,000	511,843
3.43%, 02/01/2020	1,830,000	1,856,718
3.43%, 02/01/2029	400,000	388,592
3.46%, 11/01/2025	755,000	755,679

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
3.48%, 08/01/2029	$735,000	$716,728
3.51%, 05/01/2026	1,025,000	1,023,094
3.56%, 11/01/2026	505,000	505,768
3.58%, 08/01/2020	1,215,000	1,240,029
3.61%, 11/01/2027	1,110,000	1,109,900
3.61%, 11/01/2027	240,000	239,786
3.71%, 11/01/2028	395,000	394,648
3.81%, 11/01/2029	700,000	700,322
3.89%, 11/01/2029	995,000	1,010,005
4.97%, 05/01/2019	895,000	910,600
5.27%, 08/01/2035	1,000,000	1,063,350
5.63%, 11/01/2024	3,250,000	3,370,802
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	944,762
New York State Environmental Facilities Corp.
2.67%, 07/15/2029	820,000	751,415
New York State Housing Finance Agency
1.07%, 11/01/2041 (d)	2,500,000	2,500,000
1.13%, 05/15/2037 (d) (e)	2,100,000	2,100,000
1.45%, 11/01/2046 (d)	4,000,000	4,000,000
4.90%, 08/15/2025 (e)	200,000	200,352
5.05%, 08/15/2039 (e)	1,255,000	1,256,104
New York State Mortgage Agency
1.59%, 04/01/2018	2,000,000	1,998,600
1.85%, 10/01/2018	1,000,000	996,300
1.97%, 04/01/2018	970,000	969,622
2.43%, 10/01/2019	1,005,000	1,002,206
3.07%, 04/01/2023	490,000	485,232
3.40%, 10/01/2022	1,815,000	1,832,061
3.87%, 10/01/2025	4,355,000	4,417,886
		94,294,336

North Carolina - 0.25%
North Carolina State Housing Finance Agency
2.57%, 01/01/2019	415,350	412,737
2.81%, 07/01/2035	3,965,000	3,868,651
3.41%, 07/01/2022	280,000	279,857
4.01%, 01/01/2026	745,000	751,504
		5,312,749

Ohio - 0.34%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	6,743,512	6,570,946
3.25%, 03/01/2046	642,864	636,262
		7,207,208

Oregon - 0.03%
Oregon State
3.89%, 05/01/2037	205,000	207,206
Portland
4.62%, 06/15/2018	325,000	326,999
6.03%, 06/15/2018	56,022	56,589
		590,794

Pennsylvania - 0.11%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	490,070
4.01%, 06/01/2033	900,000	921,141
4.86%, 06/01/2018	50,000	50,329
5.41%, 06/01/2022	500,000	538,285
6.39%, 06/01/2024	225,000	251,577
		2,251,402

Rhode Island - 0.35%
Rhode Island State Housing & Mortgage Finance Corp.
2.35%, 04/01/2021	215,000	209,670
2.45%, 10/01/2021	125,000	121,434
2.60%, 04/01/2022	335,000	325,154
2.70%, 10/01/2022	245,000	237,011
2.93%, 10/01/2023	110,000	106,542
3.03%, 04/01/2024	200,000	194,404
3.13%, 10/01/2024	245,000	238,093

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
3.17%, 04/01/2025	$385,000	$371,598
3.27%, 10/01/2025	490,000	475,114
3.39%, 04/01/2026	505,000	489,557
3.44%, 10/01/2026	510,000	492,543
3.49%, 04/01/2027	520,000	502,705
3.54%, 10/01/2027	510,000	492,364
3.59%, 04/01/2028	545,000	527,222
3.64%, 10/01/2028	555,000	536,274
3.77%, 10/01/2027	1,000,000	985,120
4.07%, 10/01/2032	1,000,000	982,890
		7,287,695

South Carolina - 0.17%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	3,130,000	3,058,667
4.00%, 07/01/2034	580,000	586,815
		3,645,482

South Dakota - 0.11%
South Dakota State Housing Development Authority
2.70%, 11/01/2036	795,000	776,453
3.50%, 11/01/2041	1,210,000	1,207,326
3.80%, 05/01/2031	395,000	396,370
		2,380,149

Tennessee - 0.07%
Tennessee State Housing Development Agency
2.95%, 07/01/2027	410,000	378,565
3.00%, 01/01/2028	380,000	350,573
3.50%, 07/01/2031	740,000	741,798
		1,470,936

Texas - 1.02%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	480,494
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	7,150,000	6,952,589
Texas State Department of Housing & Community Affairs
1.54%, 09/01/2036 (d)	2,500,000	2,500,000
2.88%, 07/01/2041	3,905,000	3,809,835
3.10%, 09/01/2047	2,471,594	2,411,361
3.18%, 03/01/2039	3,415,000	3,362,682
Texas State Woman's University
1.73%, 07/01/2019	280,000	277,043
2.36%, 07/01/2021	290,000	283,185
University of North Texas
3.86%, 04/15/2032	1,250,000	1,253,350
		21,330,539

Utah - 0.30%
South Davis Sewer District
3.25%, 12/01/2023	85,000	82,626
Utah State Housing Corp.
2.05%, 01/01/2043	1,691,000	1,599,889
2.20%, 07/01/2041	1,885,000	1,841,438
2.69%, 01/01/2048	2,000,000	1,962,320
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	532,888
West Valley City Redevelopment Agency
4.10%, 05/01/2019	100,000	103,058
4.40%, 05/01/2019	200,000	206,806
		6,329,025

Virginia - 0.91%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	527,790
Virginia State Housing Development Authority
1.65%, 10/01/2018	500,000	497,600
3.10%, 06/25/2041	7,503,459	7,433,451
3.25%, 08/25/2042	1,527,845	1,517,165

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount/Shares	Value
3.40%, 12/01/2026	$500,000	$494,620
3.57%, 10/01/2026	2,000,000	2,021,380
4.25%, 10/25/2043	1,121,362	1,171,363
4.30%, 12/25/2043	2,177,376	2,275,249
5.50%, 06/25/2034	1,602,366	1,606,292
5.50%, 03/25/2036 (a) (b)	1,506,656	1,546,677
		19,091,587

Washington - 0.19%
King County Housing Authority
6.38%, 12/31/2046	3,580,000	3,621,134
Washington State Housing Finance Commission
1.75%, 01/15/2037 (d)	380,000	380,000
		4,001,134

West Virginia - 0.08%
West Virginia State Housing Development Fund
1.95%, 05/01/2020	250,000	244,255
2.05%, 11/01/2020	325,000	315,887
2.30%, 11/01/2021	500,000	482,700
2.81%, 05/01/2018	650,000	650,156
		1,692,998
TOTAL MUNICIPAL BONDS (Cost $410,301,141)		405,262,110

U.S. TREASURY OBLIGATION - 3.56%
U.S. Treasury Bills
1.53%, 04/19/2018 (f)	75,000,000	74,842,551

TOTAL U.S. TREASURY OBLIGATION (Cost $74,844,731)		74,842,551

ASSET-BACKED SECURITIES - 3.00%
Oportun Funding IV
3.28%, 11/08/2021 (g)	6,500,000	6,491,316
Oportun Funding VI
3.23%, 06/08/2023 (g)	8,000,000	7,896,653
Oportun Funding VII
3.22%, 10/10/2023 (g)	7,400,000	7,294,499
Oportun Funding VIII
3.61%, 03/08/2024 (g)	29,040,000	29,031,764
TES
4.12%, 02/20/2048 (g)	3,296,175	3,294,115
4.33%, 10/20/2047 (g)	8,435,000	8,366,736
Tesla Auto Lease Trust
2.32%, 12/20/2019 (g)	693,507	691,867

TOTAL ASSET-BACKED SECURITIES (Cost $63,347,296)		63,066,950

CORPORATE BONDS - 0.77%
Apple
3.00%, 06/20/2027	4,845,000	4,639,283
Local Initiatives Support Corp.
3.01%, 03/01/2022	2,760,000	2,637,232
Salvation Army
5.50%, 09/01/2018	1,375,000	1,390,485
5.64%, 09/01/2026	4,400,000	4,618,635
Starbucks
2.45%, 06/15/2026	3,000,000	2,793,482

TOTAL CORPORATE BONDS (Cost $16,370,791)		16,079,117

CERTIFICATES OF DEPOSIT - 0.01%
Self Help
0.87%, 12/31/2049	250,000	250,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $250,000)		250,000

SHORT-TERM INVESTMENT (h) - 3.72%
Money Market Fund - 3.72%
First American Government Obligations Fund, Cl Z, 1.25%,	78,115,082	78,115,082

TOTAL SHORT-TERM INVESTMENT (Cost $78,115,082)		78,115,082

Total Investments (Cost $2,190,867,918) - 101.86%		2,140,263,385
Liabilities in Excess of Other Assets, Net - (1.86)%		(39,047,350)
NET ASSETS - 100.00%		$2,101,216,035

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

(a)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 28, 2018 is $18,369,918, which represents 0.87% of total net assets.
(b)	Level 3 security in accordance with fair level hierarchy.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(e)	Security is subject to Alternative Minimum Tax.
(f)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. The security may only be resold to qualified institutional buyers in transactions exempt from registration. At February 28, 2018, these securities amounted to $63,066,950, which represents 3.00% of total net assets.
(h)	The rate shown is the 7-day effective yield as of February 28, 2018.

Cl — Class

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Loans

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

TBA — To Be Announced

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at February 28, 2018:

Investments in Securities	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$-	$1,485,824,334	$1 6,823,241		$1 ,502,647,575
Municipal Bonds	-	403,715,433	1,546,677		405,262,110
U.S. Treasury Obligation	-	74,842,551	-		74,842,551
Asset-Backed Securities	-	63,066,950	-		63,066,950
Corporate Bonds	-	16,079,117	-		16,079,117
Certificates of Deposit	-	250,000	-		250,000
Short-Term Investment	78,115,082	-	-		78,115,082
Total Investments in Securities	$78,115,082	$2,043,778,385	$18,369,918	*	$2,140,263,385

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2017	$16,541,081
Accrued discounts/premiums	(4,965)
Realized gain/(loss)	(9,328)
Change in appreciation/(depreciation)	(179,533)
Purchases	(7,636,563)
Sales	(248,985)
Amortization sold	(5,201)
Transfer into Level 3	-
Transfer out of Level	3 8,366,735
Ending balance as of February 28, 2018	$16,823,241
Change in unrealized losses included in earnings related to securities still held at reporting date	$(241,927)

Investments in Municipal Bonds
Beginning Balance as of June 1, 2017	$1,740,498
Accrued discounts/premiums	(33)
Realized gain/(loss)	3,377
Change in appreciation/(depreciation)	(53,481)
Purchases	-
Sales	(144,573)
Amortization sold	889
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of February 28, 2018	$1,546,677
Change in unrealized losses included in earnings related to securities still held at reporting date	$(53,482)

Investments in Asset-Backed Securities
Beginning Balance as of June 1, 2017	$15,649,803
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in appreciation/(depreciation)	(62,394)
Purchases	8,428,613
Sales	-
Amortization sold	517
Transfer into Level 3	-
Transfer out of Level 3	(24,016,539)
Ending balance as of February 28, 2018	$-
Change in unrealized losses included in earnings related to securities still held at reporting date	$-

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended February 28, 2018, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2018 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 28, 2018. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2018	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$9,807,953	Matrix Pricing	Structure	Lockout range 4.09-6.81 years (5.06 yr average lock out), remaining maturity term range 3.49-32.53 years (20.45 year average maturity range)
			Remaining Average Life	0.31-7.18 (3.35) years
			Coupon	6.00% - 7.43% (6.62%)
			Spread to benchmark	N+228 - N+241 (N+236)
			Offered Quotes variance to Mark	1.06% - 2.25% (1.44%)
FNMA Multifamily	$5,968,456	Matrix Pricing	Structure	30/10 (with Declining prepay of 5544332211 and 2 year IO) and 30/10/9.5
			Remaining Average Life	9.03 - 9.20 (9.12) years
			Coupon	3.18% - 3.32% (3.25%)
			Spread to benchmark	N+47 - N+47 (N+47)
			Offered Quotes variance to Mark	0.28% - 0.45% (0.37%)
U.S. Government & Agency Obligations - Small Business Administration	$283,462	Matrix Pricing	Structure	Fixed Rate Coupons
			Remaining Average Life	0.99-4.53 (2.76) years
			Coupon	5.63% - 6.08% (5.85%)
			Spread to benchmark	N-158 - N+86 (N-36)
			Offered Quotes variance to Mark	Utilize dealer indications
U.S. Government & Agency Obligations - USDA Loan	$763,370	Matrix Pricing	Structure	Fixed Rate Coupon
			Remaining Average Life	2.94 years
			Coupon	5.28%
			Spread to benchmark	N-2
			Offered Quotes variance to Mark	Utilize dealer indications
Municipal Bonds	$1,546,677	Matrix Pricing	Remaining Average Life	4.62 years
			Coupon	5.50%
			Spread to benchmark	-6/TBA
			Offered Quotes variance to Mark	Utilizing dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 28, 2018, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Alternative Income Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 37.90%
Arizona - 0.06%
Pima County Industrial Development Authority
7.50%, 12/15/2018(a)	$20,000	$19,916

California - 4.16%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029(a)	150,000	166,824
Rancho Cucamonga Redevelopment Agency Successor Agency
6.26%, 09/01/2031(a)	290,000	317,747
Sacramento County Public Financing Authority
6.58%, 12/01/2038(a)	250,000	313,695
San Diego County Regional Airport Authority
5.59%, 07/01/2043(a)	250,000	277,460
Tuolumne Wind Project Authority
6.92%, 01/01/2034(a)	250,000	306,118
		1,381,844
Florida - 7.11%
Florida State Department of Environmental Protection
6.15%, 07/01/2027(a)	145,000	151,603
Hollywood Beach Community Development District I
6.13%, 10/01/2039(a)	220,000	250,906
6.25%, 10/01/2045(a)	745,000	846,685
Miami-Dade County
7.50%, 04/01/2040(a)	500,000	654,525
Orlando Community Redevelopment Agency
7.78%, 09/01/2040(a)	405,000	455,730
		2,359,449
Georgia - 1.26%
Atlanta Development Authority
5.35%, 01/01/2035(a)	400,000	418,960

Illinois - 1.49%
Bedford Park Village
6.57%, 12/01/2030(a)	445,000	494,342

Louisiana - 1.72%
New Orleans Public Improvement
6.05%, 12/01/2038(a)	500,000	572,045

Maryland - 2.23%
Baltimore
5.38%, 09/01/2025(a)	230,000	234,503
5.38%, 09/01/2030(a)	500,000	505,275
		739,778

Massachusetts - 0.11%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	35,000	35,517

Minnesota - 0.50%
Minneapolis Development Revenue
6.50%, 06/01/2040(a)	155,000	166,208

Missouri - 1.14%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2040(a)	365,000	380,056

Nevada - 2.81%
Washoe County
7.97%, 02/01/2040	675,000	932,290

CCM Alternative Income Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount/Shares	Value
MUNICIPAL BONDS — continued
New Jersey - 1.93%
New Jersey State Economic Development Authority
3.29%, 07/01/2019	$100,000	$99,629
6.31%, 07/01/2026(a)	495,000	540,990
		640,619

North Carolina - 0.73%
Charlotte Airport Special Facilities Revenue
6.06%, 07/01/2041(a)	225,000	242,271

Ohio - 1.77%
Montgomery
4.80%, 12/01/2037(a)	110,000	110,275
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030(a)	230,000	234,773
7.08%, 12/01/2040(a)	235,000	241,810
		586,858

Oklahoma - 0.38%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041(a)	120,000	125,765

South Carolina - 1.35%
Myrtle Beach
5.90%, 06/01/2039(a)	400,000	447,408

Texas - 4.45%
Austin
5.75%, 11/15/2042(a)	300,000	321,810
5.75%, 11/15/2042(a)	750,000	812,880
Harris County Cultural Education Facilities Finance Corp.
6.88%, 10/01/2033(a)	330,000	341,781
		1,476,471

Utah - 0.13%
South Davis Sewer District
3.25%, 12/01/2023	45,000	43,743

Washington - 0.65%
King County Housing Authority
6.38%, 12/31/2046(a)	215,000	217,470

West Virginia - 2.36%
Ohio County Special District Excise Tax Revenue
7.50%, 03/01/2036(a)	550,000	570,114
8.25%, 03/01/2035(a)	195,000	212,739
		782,853

Wisconsin - 1.56%
Green Bay Redevelopment Authority
5.90%, 06/01/2037(a)	475,000	516,439

TOTAL MUNICIPAL BONDS
(Cost $12,305,566)		12,580,302

COMMON STOCK - 27.29%
Consumer Discretionary - 3.75%
Cedar Fair (b)	7,500	501,075
EnerCare (Canada)	52,000	744,420
		1,245,495

Energy - 6.46%
Crestwood Equity Partners (a) (b) (c)	37,169	994,271
Enterprise Products Partners (b)	10,000	254,200
Enviva Partners (b)	7,230	193,764
ONEOK (a) (c)	10,000	563,300
Scorpio Tankers (a) (c)	60,000	138,000
		2,143,535

Financials - 6.34%
Blackstone Mortgage Trust (a) (c) (d)	12,100	375,705

CCM Alternative Income Fund

Schedule of Investments February 28, 2018 (unaudited)

	Shares/Principal Amount	Value
COMMON STOCK — continued
FS Investment Corp.	85,000	$603,500
Starwood Property Trust (a) (c) (d)	50,000	1,012,500
Tiptree	19,627	112,855
		2,104,560

Industrials - 2.40%
Aircastle	18,000	350,640
Macquarie Infrastructure Corp. (a) (c)	11,000	445,500
		796,140

Information Technology - 1.73%
Dell Technologies Class V (c) (e)	7,750	575,748

Real Estate - 3.38%
Independence Realty Trust (a) (c) (d)	100,000	852,000
WP Carey (d)	4,500	269,640
		1,121,640

Utilities - 3.23%
NRG Yield (a) (c)	29,700	464,805
Pattern Energy Group (c)	32,616	605,679
		1,070,484

TOTAL COMMON STOCK
(Cost $9,170,246)		9,057,602

CORPORATE BONDS - 23.11%
Bank of America
5.40%, VAR ICE LIBOR USD 3 Month+3.630%, 12/29/2049	$1,200,000	1,209,000
Barclays
6.63%, VAR USD Swap Semi 30/360 5 Year Curr+5.022%, 06/29/2049	900,000	925,934
Citigroup
5.88%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	800,000	828,000
Cooperatieve Rabobank UA
11.00%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049(f)	500,000	546,250
Credit Agricole
6.63%, VAR USD Swap Semi 30/360 5 Year Curr+4.697%, 12/23/2166	500,000	518,750
DNB Bank
5.75%, VAR USD Swap Semi 30/360 5 Year Curr+4.075%, 03/26/2166	600,000	613,500
6.50%, VAR USD Swap Semi 30/360 5 Year Curr+5.080%, 12/29/2049	750,000	790,691
JPMorgan Chase
7.90%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	900,000	907,875
Salvation Army
5.68%, 09/01/2031	100,000	103,956
Skandinaviska Enskilda Banken
5.75%, VAR USD Swap Semi 30/360 5 Year Curr+3.850%, 11/29/2049	1,200,000	1,227,000

TOTAL CORPORATE BONDS
(Cost $7,692,483)		7,670,956

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.40%
FGLMC Single Family - 0.02%
Pool 1998-2106, 6.46%, VAR LIBOR USD 1 Month+8.050%, 12/15/2028	49,851	7,766

FHA Project Loans - 6.82%
Pool A35272, 5.00%, 06/01/2035(g) (h)	238,948	238,060
Pool Robin Ridge, 5.75%, 01/01/2035(g) (h)	108,083	107,481
Pool 023-98146, 6.51%, 07/01/2047(g) (h)	1,840,945	1,917,976
		2,263,517

FNMA Multifamily - 1.16%
Pool 464296, 5.86%, 01/01/2028(a)	336,062	385,443

GNMA Multifamily - 1.62%
Pool 2010-68, 4.99%, VAR LIBOR USD 1 Month+6.580%, 06/20/2040	834,234	135,896
Pool 699710, 5.43%, 07/15/2044(a)	396,971	402,926
		538,822

CCM Alternative Income Fund

Schedule of Investments February 28, 2018 (unaudited)

	Principal Amount/Shares	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — continued
Small Business Administration - 0.14%
Pool 2008-20C, 5.49%, 03/01/2028	$43,105	$45,933

USDA Loan - 2.64%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047(g) (h)	805,451	874,607
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,137,620)		4,116,088

ASSET-BACKED SECURITIES - 6.86%
HASC
2.01%, VAR ICE LIBOR USD 1 Month+0.390%, 11/25/2035	235,000	224,207
Oportun Funding IV
3.28%, 11/08/2021(f)	250,000	249,666
Oportun Funding VII
4.26%, 10/10/2023(f)	340,000	334,640
Oportun Funding VIII
4.45%, 03/08/2024(f)	375,000	374,939
TES
4.12%, 02/20/2048(f)	488,322	488,017
4.33%, 10/20/2047(f)	610,000	605,063

TOTAL ASSET-BACKED SECURITIES
(Cost $2,201,323)		2,276,532

PREFERRED STOCK - 5.14%
Energy - 3.23%
Scorpio Tankers, 8.25% (c)	18,302	456,635
Targa Resources Partners, 9.00%, VAR ICE LIBOR USD 1 Month+7.710% (a)	23,000	615,020
		1,071,655

Industrials - 1.91%
Seaspan Corp., 6.38% (c)	25,000	635,750

TOTAL PREFERRED STOCK
(Cost $1,657,690)		1,707,405

CLOSED-END FUNDS - 4.54%
Eaton Vance Limited Duration Income Fund (a)	36,400	475,748
PIMCO Dynamic Credit and Mortgage Income Fund (a)	18,000	400,680
Prudential Global Short Duration High Yield Fund	45,000	631,800

TOTAL CLOSED-END FUNDS
(Cost $1,483,655)		1,508,228

SHORT-TERM INVESTMENT (i)- 7.06%
Money Market Fund - 7.06%
First American Government Obligations Fund, Cl Z, 1.25%	2,342,488	2,342,488
TOTAL SHORT-TERM INVESTMENT
(Cost $2,342,488)		2,342,488

Total Investments (Cost $40,991,071) - 124.30%		41,259,601
Liabilities in Excess of Other Assets, Net - (24.30)%		(8,065,590)
NET ASSETS - 100.00%		$33,194,011

COMMON STOCK SOLD SHORT - (3.11)%
Consumer Staples - (0.35)%
Procter & Gamble	(1,500)	(117,780)

Real Estate - (0.51)%
Rayonier (d)	(5,000)	(169,950)

Utilities - (2.25)%
Dominion Energy	(2,500)	(185,175)
Duke Energy Corp.	(3,500)	(263,690)
Exelon Corp.	(8,000)	(296,320)
		(745,185)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $1,108,750)		(1,032,915)

CCM Alternative Income Fund

Schedule of Investments February 28, 2018 (unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT - (0.74)%
Consumer Staples Select Sector SPDR Fund(c)	(2,000)	$(106,820)
SPDR S&P Dividend Fund	(1,500)	(137,430)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $238,604)		(244,250)

Total Securities Sold Short
(Proceeds $1,347,354)		$(1,277,165)

	Contracts
PURCHASED OPTIONS - 0.55% (e)(j)

TOTAL PURCHASED OPTIONS
(Cost $310,657)	5,434	$188,064
WRITTEN OPTIONS - (0.09)% (e)(j)

TOTAL WRITTEN OPTIONS
(Premiums Received $66,367)	(1,382)	$(33,760)

A list of the open futures contracts held by the Fund February 28, 2018, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CAD Currency	(7)	Mar-2018	$(544,827)	$(545,720)	$(893)
CBT 10-Year DSF	(18)	Mar-2018	(1,773,285)	(1,693,406)	79,879
CBT 5-Year DSF	(58)	Mar-2018	(5,731,317)	(5,585,672)	145,645
Russell 2000 Index E-MINI	(13)	Mar-2018	(986,343)	(982,280)	4,063
S&P 500 Index E-MINI	(16)	Mar-2018	(2,114,823)	(2,171,520)	(56,697)
U.S. 10-Year Treasury Note	(45)	Mar-2018	(5,606,235)	(5,429,531)	176,704
U.S. 2-Year Treasury Note	(18)	Mar-2018	(3,857,979)	(3,833,719)	24,260
U.S. 5-Year Treasury Note	(12)	Mar-2018	(1,397,317)	(1,370,719)	26,598
U.S. Long Treasury Bond	(14)	Mar-2018	(2,156,937)	(2,022,125)	134,812
			$(24,169,063)	$(23,634,692)	$534,371

A list of the open options contracts held by the Fund at February 28, 2018, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 0.60%
Put Options
Consumer Staples Select Sector SPDR Fund
Expires 06/16/2018, Strike Price $55.00	30	$160,230	$8,010
CurrencyShares Canadian Dollar Trust
Expires 03/17/2018, Strike Price $77.00	85	653,480	5,100
Expires 03/17/2018, Strike Price $78.00	40	307,520	5,160
iShares 20+ Year Treasury Bond ETF
Expires 03/17/2018, Strike Price $117.00	55	653,125	2,530
iShares iBoxx $ High Yield Corporate Bond ETF
Expires 03/17/2018, Strike Price $86.00	40	344,720	2,440
iShares JP Morgan USD Emerging Markets Bond ETF
Expires 03/17/2018, Strike Price $114.00	44	495,176	7,788
iShares U.S. Real Estate ETF

CCM Alternative Income Fund

Schedule of Investments February 28, 2018 (unaudited)

	Contracts	Notional Amount	Value
Expires 03/17/2018, Strike Price $73.00	40	$293,320	$3,720
PowerShares QQQ Trust Series 1
Expires 03/17/2018, Strike Price $166.00	30	501,630	6,180
SPDR Dow Jones Industrial Average ETF Trust
Expires 06/16/2018, Strike Price $236.00	20	500,400	8,600
Expires 03/17/2018, Strike Price $250.00	15	375,300	4,725
SPDR S&P 500 ETF Trust
Expires 03/17/2018, Strike Price $272.00	40	1,086,600	14,560
United States Oil Fund
Expires 03/17/2018, Strike Price $12.00	250	309,250	3,250
Utilities Select Sector SPDR Fund
Expires 03/17/2018, Strike Price $50.00	30	147,180	4,470
Call Options
AMC Entertainment Holdings
Expires 03/17/2018, Strike Price $15.00	80	120,000	8,000
Cheesecake Factory
Expires 04/21/2018, Strike Price $50.00	15	69,735	1,275
Crestwood Equity Partners
Expires 04/21/2018, Strike Price $25.00	30	80,250	6,750
Dell Technologies, Cl V
Expires 03/17/2018, Strike Price $80.00	50	371,450	7,500
Independence Realty Trust
Expires 04/21/2018, Strike Price $10.00	309	263,268	1,236
iShares MSCI Mexico ETF
Expires 03/17/2018, Strike Price $56.00	60	299,460	420
iShares Silver Trust
Expires 04/21/2018, Strike Price $15.00	100	154,600	6,900
Expires 04/21/2018, Strike Price $15.50	150	231,900	6,150
Expires 03/17/2018, Strike Price $16.50	100	154,600	200
Macerich
Expires 03/17/2018, Strike Price $65.00	75	442,050	3,375
March 18 Calls on VIX
Expires 03/17/2018, Strike Price $12.00	45	89,325	29,700
NRG Yield
Expires 03/17/2018, Strike Price $17.50	60	93,900	300

CCM Alternative Income Fund

Schedule of Investments February 28, 2018 (unaudited)

	Contracts	Notional Amount	Value
Expires 03/17/2018, Strike Price $20.00	400	$626,000	$2,000
ONEOK
Expires 03/17/2018, Strike Price $55.00	20	112,660	6,400
Pattern Energy Group
Expires 06/16/2018, Strike Price $20.00	20	37,140	1,300
Expires 06/16/2018, Strike Price $22.50	295	547,815	1,475
QUALCOMM
Expires 04/21/2018, Strike Price $70.00	15	97,500	2,775
Scorpio Bulkers
Expires 03/17/2018, Strike Price $10.00	160	124,000	800
Scorpio Tankers
Expires 04/21/2018, Strike Price $4.00	680	156,400	3,400
Expires 07/21/2018, Strike Price $3.00	100	23,000	1,500
Expires 07/21/2018, Strike Price $4.00	110	25,300	550
Seaspan Corp.
Expires 05/19/2018, Strike Price $7.50	481	295,815	7,215
Expires 03/17/2018, Strike Price $7.50	150	–	900
SPDR S&P Oil & Gas Exploration & Production ETF
Expires 03/17/2018, Strike Price $40.00	400	1,322,400	400
Starwood Property Trust
Expires 03/17/2018, Strike Price $20.00	200	405,000	10,400
Expires 03/17/2018, Strike Price $22.50	610	1,235,250	610

TOTAL PURCHASED OPTIONS
(Cost $310,657)			188,064
WRITTEN OPTIONS - (0.10)%
Call Options
AMC Entertainment Holdings
Expires 03/17/2018, Strike Price $20.00	(80)	(120,000)	(1,600)
Blackstone Mortgage Trust
Expires 03/17/2018, Strike Price $30.00	(26)	(80,730)	(3,900)
Dell Technologies, Cl V
Expires 03/17/2018, Strike Price $85.00	(30)	(222,870)	(2,100)
iShares MSCI Mexico ETF
Expires 03/17/2018, Strike Price $60.00	(60)	(299,460)	(180)
iShares Silver Trust
Expires 03/17/2018, Strike Price $18.00	(100)	(154,600)	(100)
Macerich
Expires 03/17/2018, Strike Price $70.00	(30)	(176,820)	(450)

CCM Alternative Income Fund

Schedule of Investments February 28, 2018 (unaudited)

	Contracts	Notional Amount	Value
Expires 03/17/2018, Strike Price $75.00	(53)	$(312,382)	$(265)
Macquarie Infrastructure Corp.
Expires 03/17/2018, Strike Price $40.00	(25)	(101,250)	(2,575)
March 18 Calls on VIX
Expires 03/17/2018, Strike Price $20.00	(45)	(89,325)	(8,775)
Pattern Energy Group
Expires 06/16/2018, Strike Price $25.00	(217)	(402,969)	(1,085)
SPDR S&P Oil & Gas Exploration & Production ETF
Expires 03/17/2018, Strike Price $42.00	(400)	(1,322,400)	(400)
Put Options
CurrencyShares Canadian Dollar Trust
Expires 03/17/2018, Strike Price $74.00	(125)	(961,000)	(625)
iShares 20+ Year Treasury Bond ETF
Expires 03/17/2018, Strike Price $112.00	(60)	(712,500)	(240)
iShares JP Morgan USD Emerging Markets Bond ETF
Expires 03/17/2018, Strike Price $107.00	(7)	(78,778)	(245)
Expires 03/17/2018, Strike Price $108.00	(44)	(495,176)	(220)
PowerShares QQQ Trust Series 1
Expires 03/17/2018, Strike Price $157.00	(20)	(334,420)	(1,320)
SPDR Dow Jones Industrial Average ETF Trust
Expires 06/16/2018, Strike Price $218.00	(20)	(500,400)	(5,240)
SPDR S&P 500 ETF Trust
Expires 03/17/2018, Strike Price $260.00	(40)	(1,086,600)	(4,440)

TOTAL WRITTEN OPTIONS
(Premiums Received $66,367)			$(33,760)

(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	Security considered to be a Master Limited Partnership. At February 28, 2018, these securities amounted to $1,943,310 or 5.85% of total net assets.
(c)	Underlying security for a written/purchased option.
(d)	REIT - Real Estate Investment Trust.
(e)	Non-income producing security.
(f)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At February 28, 2018, these securities amounted to $2,598,575, which represents 7.83% of total net assets.
(g)	Level 3 security in accordance with fair value hierarchy.
(h)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 28, 2018 is $3,138,124, which represents 9.45% of total net assets.
(i)	The rate shown is the 7-day effective yield as of February 28, 2018.
(j)	Refer to table below for details on Options Contracts.

CAD — Canadian Dollar

CCM Alternative Income Fund

Schedule of Investments February 28, 2018 (unaudited)

CBT — Chicago Board of Trade

Cl — Class

DSF — Deliverable Swap Future

ETF — Exchange Traded Fund

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

VIX — Chicago Board Options Exchange Volatility Index

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at February 28, 2018:

Assets	Level 1	Level 2	Level 3		Total
Municipal Bonds	$-	$1 2,580,302	$-		$1 2,580,302
Common Stock	9,057,602	-	-		9 ,057,602
Corporate Bonds	-	7,670,956	-		7,670,956
U.S. Government & Agency Obligations	-	9 77,964	3,138,124		4,116,088
Asset-Backed Securities	-	2,276,532	-		2,276,532
Preferred Stock	-	1 ,707,405	-		1 ,707,405
Closed-End Funds	1 ,508,228	-	-		1 ,508,228
Short-Term Investment	2,342,488	-	-		2 ,342,488
Total Assets	$12,908,318	$25,213,159	$3,138,124	*	$41,259,601

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(1,032,915)	$-	$-	$(1,032,915)
Exchange Traded Funds	(244,250)	-	-	(244,250)
Total Liabilities	$(1,277,165)	$-	$-	$(1,277,165)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$188,064	$-	$-	$1 88,064
Written Options	(33,760)	-	-	(33,760)
Futures**
Unrealized Appreciation	5 91,961	-	-	591,961
Unrealized Depreciation	(57,590)	-	-	(57,590)
Total Other Financial Instruments	$688,675	$-	$-	$688,675

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

CCM Alternative Income Fund

Schedule of Investments February 28, 2018 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2017	$3,227,429
Accrued discounts/premiums	(996)
Realized gain/(loss)	7,583
Change in appreciation/(depreciation)	(44,731)
Purchases	-
Sales	(51,008)
Amortization sold	(153)
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of February 28, 2018	$3,138,124
Change in unrealized losses included in earnings related to securities still held at reporting date	$(46,633)

Investments in Asset-Backed Security
Beginning Balance as of June 1, 2017	$1,478,589
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in appreciation/(depreciation)	-
Purchases	-
Sales	(958,687)
Amortization sold	-
Transfer into Level 3	-
Transfer out of Level 3	(519,902)
Ending balance as of February 28, 2018	$-
Change in unrealized losses included in earnings related to securities still held at reporting date	$-

For the period ended February 28, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended February 28, 2018, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

CCM Alternative Income Fund

Schedule of Investments February 28, 2018 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 28, 2018. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2018	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Loans	$2,263,517	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 7.68 - 16.85 years (12.27 year average maturity). 1 is a 40yr Amortization with a 15yr Lockout period, 1% prepay penalty to maturity (2047), and remaining maturity term of 29.36 years.
			Average Life	0.25 years - 4.80 years (1.77 years)
			Coupon	5.75% - 6.95% (6.40)%
			Spread to Benchmark	N+235 - N+239 (N+236)
			Offered Quotes Variance to Mark	0.96% - 1.40% (1.18%)
U.S. Government & Agency Obligations - USDA Loan	$874,607	Matrix Pricing	Structure	40 year term with 3 years remaining penalty (3%, 2%, 1%)
			Coupon	5.95%
			Spread to Benchmark	180/N/8.51CPR
			Offered Quotes Variance to Mark	Utilize dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 28, 2018, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer

Date: April 27, 2018

By (Signature and Title)	/s/ James Malone
James Malone
Treasurer/Principal Financial Officer

Date: April 27, 2018